PROSPECTUS

APRIL 30, 2004

COMPASS G

Combination Fixed/Variable Group Annuity

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account D offer the master group flexible payment deferred annuity contracts described in this Prospectus to groups for use in connection with employer, association and other group retirement plans.

Contract owners may choose among a range of variable investment options and fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following mutual funds (the "Mutual Funds") advised by our affiliate Massachusetts Financial Services Company ("MFS"), or one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), which also is a mutual fund advised by MFS:
Mutual Funds	Series of Series Fund
MFS Bond Fund	Money Market Series
MFS Total Return Fund	High Yield Series
Massachusetts Investors Trust	Capital Appreciation Series
Massachusetts Investors Growth Stock Fund	Government Securities Series
MFS Growth Opportunities Fund

If a Contract is not tax-qualified or is not held by a trustee or custodian on behalf of the group or entity, the Contract owner may only choose among the Sub-Accounts that invest in the Series Fund.

The fixed account options are available for time periods of 1-, 3-, 5-, or 7-years, called Guarantee Periods, and pay interest at a guaranteed rate for each period. The Guarantee Periods are available for all Contracts.

This Prospectus must be accompanied by a current prospectus for the Series Fund. For tax qualified Contracts held by a trustee or custodian, this Prospectus also must be accompanied by a current prospectus for each of the Mutual Funds. Please read this Prospectus, the Series Fund prospectus, and, if applicable, the Mutual Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contract, the Series Fund and the Mutual Funds.

We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 37 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

Sun Life Assurance Company of Canada (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About the Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options *

The MFS/Sun Life Series Trust *

The Mutual Funds *

MFS *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Certificate *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Withdrawals, Withdrawal Charge, Market Value Adjustment and Loan Provision *

Cash Withdrawals *

Withdrawal Charge *

Market Value Adjustment *

Loans (Qualified Contracts Only) *

Contract Charges *

Account Fee *

Mortality and Expense Risk Charge *

Premium Taxes *

Mutual Fund and Series Fund Expenses *

Modification of Charges *

Death Benefit *

Amount of Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase - Annuity Provisions *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Mutual Fund and Series Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Custodian *

Right to Return (IRAs Only) *

Tax Considerations *

Tax Treatment of the Company and the Variable Account *

Taxation of Annuities in General *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Accounts *

Texas Optional Retirement Program *

Administration of the Contracts *

Distribution of the Contracts *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A -- Glossary *

Appendix B -- Condensed Financial Information - Accumulation Unit Values *

Appendix C -- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

SPECIAL TERMS

The Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Compass G Fixed and Variable Annuity Contract is a master group flexible payment deferred annuity contract ("Contract"), designed for use with retirement and deferred compensation plans. We issued the Contract to the employer or other group that establishes the plan, which we call the "Owner." We issue a "Certificate" to you as a participant under the Contract. During the Accumulation Phase, you make Payments under the Certificate, which are allocated to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Certificate provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Certificate also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

The amount of Purchase Payments under a Certificate, may vary; however, each Purchase Payment must be at least $25, and we will not accept Purchase Payments that, on an annualized, are less than $300 in the first year of the Certificate. We will not normally accept a Purchase Payment if your Account Value is over $1 million or, if the Purchase Payment would cause your Account Value to exceed $1 million.

Variable Account Options: The Funds

The Owner (or you, if permitted under your plan) can allocate the Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. During the Accumulation Phase, the Owner can transfers all or a portion of a Participant's Account among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

The Owner (or you, if permitted under your plan) can allocate the Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods are made available. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers, or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

On each Account Anniversary, we deduct an annual Account Fee on your Account that ranges from $12 to $25, depending on the total amount of Purchase Payments made to all Certificates under the Contract. We deduct insurance charges, the amount depending on the total amount of Purchase Payments made to all Certificates under the Contract.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 6% in the first Contract year and declines to 0% after eight years.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, which range from 057% to 0.94% of the average daily net assets of the Fund, depending upon which Fund(s) selected.

The Income Phase: Annuity Provisions

The Owner (or you, if permitted under your plan) can select one of several Annuity Options. Subject to the Maximum Annuity Commencement Date, the Owner (or you, if permitted under your plan) can choose to receive annuity payments from the Fixed Account, from the available Variable Account options, or from a combination of both. If any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. The Owner (or you, if permitted under your plan) decide when your Income Phase will begin but, once it begins, your choice of annuity payment options.

Death Benefit

If you die before the Certificate reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date," which is the earliest date we have both due proof of death and a written request specifying the manner of payment. The death benefit is equal to the greater of (1) the value of your Account on the Death Benefit Date and (2) the total of the Purchase Payments made to your Account, minus all withdrawals and loans. The death benefit will also be reduced by any unpaid net loan interest.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Certificate during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Account Year, this "free withdrawal amount" equals 10% of all Purchase Payments made during the last 7 Account Year (including the current Account Year), plus all Purchase Payments we have held for at least 7 Account Years. We do not apply any withdrawal charge to withdrawals made from a Certificate that has been established for at least 12 years, regardless of the amount or when any Purchase Payments were made. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

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If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Assurance Company of Canada (U.S.)

     P. O. Box 9133

     Wellesley Hills, Massachusetts 02481

     Toll Free (800) 725-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	6%*

Maximum Transfer Fee :	$0

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%**
*	Years Payment in Participant's Account	Surrender Charge
	0-2	6%
	3	5%
	4	4%
	5	3%
	6	2%
	7	1%
	8	0%

A portion of the Participant's Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment held by the Company for seven years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 25*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.30%*

Administrative Expenses Charge:	0.00%

Total Variable Account Annual Expenses:	1.30%
*

The Annual Contract Fee ("Account Fee") and Mortality and Expense Risks Charges ("Asset Charge") decline based on total Purchase Payments credited to all Participants' Accounts under a Contract in accordance with the following schedule:

	Purchase Payments	Account Fee	Asset Charge
	Up to $250,000	$25	1.30%
	$250,000 to $1,499,999	$18	1.25%
	$1,500,000 to $4,999,999	$15	1.10%
	$5,000,000 and over	$12	0.95%

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds and Series (collectively, the "Funds") that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.57%	0.94%*
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 797	$1,241	$1,620	$2,875
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 257	$ 791	$1,350	$2,875

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract.

Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Ten-year historical information about the value of the units we use to measure the variable portion of Contracts ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix B.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") offer the Compass G Combination Fixed/ Variable Group Annuity to employers, associations and other groups for use in connection with their retirement plans. We issue the Contract to the Owner. The Contract covers all individuals participating under the Contract. Each individual receives a Certificate that evidences his or her participation under the Contract.

In this Prospectus, unless we state otherwise, we refer to the employer, association or other group establishing the Contract as the "Owner" even though the legal owner of the Contract may be a trustee or custodian. We refer to participating individuals under Contracts as "Participants" and we refer to Participants as "you." For the purpose of determining benefits under a Contract, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account." We will only accept instructions and elections regarding Participant Accounts from the Owner. However, under the terms of your particular plan, you may be entitled to make certain decisions and elections which the Owner will communicate to us on your behalf.

The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which payments are made under the Contract and allocated to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until they are withdrawn. It provides a death benefit if you die during the Accumulation Phase. Finally, if the Owner (or you, if permitted by your plan) so elects, during the Income Phase we will make payments to you for life or for another period that the Owner (or you, if permitted by your plan) chooses.

The Owner (or you, if permitted by your plan) chooses these benefits on a variable or fixed basis or a combination of both. When a variable investment option or a Variable Annuity option is chosen, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When a Guarantee Period in our Fixed Account or a Fixed Annuity option is chosen, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 4% per year, compounded annually.

The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408(c), 408(k) or 408(p) of the Internal Revenue Code. After May 1, 1990 we will not issue Contracts for use with deferred compensation plans established under Section 457 of the Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT THE CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, in our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippinestock exchanges.

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport") merged with and into Sun Life (U.S.), with Sun Life (U.S.) as the surviving entity. Keyport was an affiliate of Sun Life (U.S.). Keyport was a stock life insurance company organized under the laws of the State of Rhode Island in 1957. Keyport was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on August 20, 1985, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in (1) shares of one of the four Series of the MFS/Sun Life Series Trust (the "Series Fund") that we offer for the Contracts and (2) for Qualified Contracts held by a trustee or custodian on behalf of the entity or group, Class A shares of one of the Mutual Funds. All amounts allocated to the Variable Account will be used to purchase Mutual Fund or Series Fund shares as designated by the Owner (or you, if permitted by your plan) at their net asset value. Any and all distributions made by the Mutual Funds or Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, loans, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Mutual Fund or Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund and Mutual Fund shares at all times.

VARIABLE ACCOUNT OPTIONS

The MFS/Sun Life Series Trust

The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the Series Fund.

The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 Series, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the 4 Series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

High Yield Series will seek high current income and capital appreciation by investing primarily in certain lower rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

Money Market Series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund, and in the Series Fund's Statement of Additional Information, which is available by calling 1-800-752-7215.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Series which is involved in the conflict or substitution of shares of other Series or other mutual funds.

For Non-Qualified Contracts used for deferred compensation and payroll savings plans and Qualified Contracts that are not held by trustees or custodians, the Series of the Series Fund described above are the only variable investment options available.

The Mutual Funds

For Qualified Contracts that are held by a trustee or custodian on behalf of the entity or group, the following Mutual Funds also are available as variable investment options:

MFS(R) Bond Fund ("MFB") will primarily seek to provide as high a level of current income as is believed to be consistent with prudent risk. MFB's secondary objective is to protect shareholders' capital. MFB invests, under normal market conditions, at least 65% of its total assets in corporate bonds, U.S. Government securities and mortgage-backed and asset-backed securities.

MFS(R) Total Return Fund ("MTR") will primarily seek to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. MTR is a "balanced fund" and invests in a combination of equity and fixed income securities. Under normal market conditions, MTR invests: (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities, and (ii) at least 25% of its net assets in non-convertible fixed income securities.

Massachusetts Investors Trust ("MIT") will seek long-term growth of capital with a secondary objective to seek reasonable current income. MIT invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts. While MIT may invest in companies of any size, it generally focuses on companies with larger market capitalizations that its investment adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MIT will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

Massachusetts Investors Growth Stock Fund ("MIG") will seek long-term growth of capital and future income rather than current income. MIG invests its assets (except for working cash balances) in the common stocks and securities convertible into common stocks, of companies which its investment adviser believes offer better-than-average prospects for long-term growth.

MFS(R) Growth Opportunities Fund ("MGO") will seek growth of capital. MGO invests, under normal market conditions, at least 65% of its total assets in common stock and related equity securities (such as preferred stock, convertible securities, and depositary receipts) of companies which MGO's investment adviser believes possess above-average growth opportunities. MGO also invests in fixed income securities when relative values or economic conditions make these securities attractive.

A more detailed description of each Mutual Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of that Mutual Fund, and in that Mutual Fund's Statement of Additional Information, which are available by calling 1-800-752-7215.

MFS

Each of the Mutual Funds and the Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to the other funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory agreements is solely that of MFS. We undertake no obligation in this regard.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts allocated to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

The Owner (or you, if permitted by your plan) may elect one or more of the 1, 3, 5 or 7 year Guarantee Periods we make available for the Contracts. We publish Guaranteed Interest Rates for each Initial Guarantee Period and Subsequent Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 4% per year, compounded annually. Also, once we have accepted an allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

Early withdrawals from allocations to a 3, 5 or 7 year Initial Guarantee Period or Subsequent Guarantee Period, including cash withdrawals, transfers, loans and commencement of an annuity with a payout period of less than five years, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge, Market Value Adjustment and Loan Provision."

THE ACCUMULATION PHASE

During the Accumulation Phase, payments are made into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if the Contract is surrendered, your Account is withdrawn in full or you die before the Annuity Commencement Date.

Issuing Your Certificate

To purchase a Compass G Annuity, a completed Participant Enrollment Form and your initial Purchase Payment are sent to us for acceptance. We issue a Certificate to you as a Participant under a Contract when we accept your Participant Enrollment Form.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Participant Enrollment Form. If your Participant Enrollment Form is not complete, we will notify you. If we do not have the necessary information to complete the Participant Enrollment Form within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Participant Enrollment Form is made complete. Then we will apply the Purchase Payment within 2 business days of when the Participant Enrollment Form is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept Purchase Payments that, on an annualized basis, are less than $300 for the first Account Year, and each Purchase Payment must be at least $25. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

Each Purchase Payment may be allocated among the different Sub-Accounts and Initial Guarantee Periods we offer. In your Participant Enrollment Form, you specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. The Owner (or you, if permitted by your plan) may change the allocation factors for future Payments by sending us written notice of the change, on our required form. We will use the new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from Purchase Payments. See "Contract Charges -- Premium Taxes." In that case, we will credit the Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Certificate.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Certificate: the Variable Account portion of your Certificate ("Variable Account Value") and the Fixed Account portion of your Certificate ("Fixed Account Value"). These 2 components are calculated separately, as described below.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:
(a) is the net result of:

(1) the net asset value of a Mutual Fund share or Series share held in the Sub-Account determined as of the end of the Valuation Period, plus

(2)

the per share amount of any dividend or other distribution declared by the Mutual Fund or Series issuing the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

(3)

a per share credit or charge with respect to any taxes paid, or reserved for by us during the Valuation Period which are determined to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

(b) is the net asset value of a Mutual Fund share or Series share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

(c) is the risk charge factor determined by us for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when amounts are transferred, withdrawn or borrowed from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

     Initial and Subsequent Guarantee Periods

Net Purchase Payments may be allocated to any Initial Guarantee Period we offer. Unless, within the 30 day period before the Expiration Date of an Initial Guarantee Period, we receive written notice from the Owner electing a different Subsequent Guarantee Period from among those we then offer, a Subsequent Guarantee Period of the same duration as the Initial Guarantee Period will begin automatically for the amount then allocated to the Initial Guarantee Period on the first day following the Expiration Date of the Initial Guarantee Period. Each Subsequent Guarantee Period also will automatically renew for another Subsequent Guarantee Period of the same length unless the Owner elects a different Subsequent Guarantee Period within the 30 day period prior to the Expiration Date of the current Subsequent Guarantee Period.

     Fixed Accumulation Units

In order to calculate your Fixed Account Value, we use a measure called a Fixed Accumulation Unit for each Guarantee Period. Your Fixed Account Value is the sum of the values of all Fixed Accumulation Units credited to your Account.

We determine the number of Fixed Accumulation Units credited to your Account by dividing the dollar amount of a Net Purchase Payment allocated to an Initial Guarantee Period by the value of the Fixed Accumulation Unit related to that Guarantee Period for the Valuation Period during which we receive the Purchase Payment.

     Fixed Accumulation Unit Value

We establish the value of each type of Fixed Accumulation Unit at $10.00 for the first Valuation Period of the calendar month in which a Purchase Payment is credited to your Account. The value of the Fixed Accumulation Unit increases for each successive Valuation Period as interest is accrued at the applicable Guaranteed Interest Rate. At the end of any Initial Guarantee Period we will exchange the Fixed Accumulation Units credited to your Account for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Subsequent Guarantee Period to which your Account is allocated as interest is accrued at the applicable Guaranteed Interest Rate.

     Early Withdrawals

If, before its Expiration Date, an allocation to a 3, 5 or 7 year Guarantee Period is withdrawn, transferred, borrowed or annuitized over a payout period of less than five years, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, the Owner may transfer all or part of a Participant's Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

o	No more than 12 transfers may be made in any Account Year;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Series Fund or the applicable Mutual Fund.

There is no charge for transfers; however, transfers out of a 3-, 5- or 7-year Guarantee Period will be subject to the Market Value Adjustment. Under current law there is no tax liability for transfers.

     Requests for Transfers

Owners may request transfers in writing.

If we receive a transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions designed to protect the interests of individual Contract Owners.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

Please direct any inquiries to 800-253-9574.

WITHDRAWALS, WITHDRAWAL CHARGE, MARKET VALUE ADJUSTMENT
AND LOAN PROVISION

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase the Owner may withdraw in cash all or any portion of a Participant's Account Value. To make a withdrawal, the Owner must send us a written request at our Annuity Service Mailing Address. We may require a signature guarantee for withdrawals of more than $5000. In some cases, such as withdrawals by a corporation, partnership, agent or fiduciary, we may require additional documentation.

A request must specify whether the Owner wants to withdraw the entire amount of a Participant Account or, if less, the amount the Owner wishes to withdraw. Upon request we will notify the Owner of the amount we would pay in the event of a full or partial withdrawal.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from a Participant's Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If the Owner requests a full withdrawal, we calculate the amount we will pay as follows. We start with the total value of the Participant Account at the end of the Valuation Period during which we receive the withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we deduct any applicable withdrawal charge; we deduct the amount, if any, of unpaid Net Loan Interest; and finally, we add or subtract the amount of any Market Value Adjustment applicable to withdrawn Fixed Account Value.

A full withdrawal results in the surrender of the Participant's Certificate, and cancellation of all of the Participant's rights and privileges under the Contract.

     Partial Withdrawals

If the Owner requests a partial withdrawal from a Participant Account, we calculate the amount we will pay as follows. We start with the amount specified in the request; we deduct any applicable withdrawal charge; we deduct the amount, if any, of unpaid Net Loan Interest; and finally, we add or subtract the amount of any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account. We reduce the value of the Participant Account by deducting the amount specified in the request. Partial withdrawals may be limited by the maximum loan limitation.

The Owner may specify the amount to be withdrawn from each Sub-Account and Guarantee Period to which the Participant Account is allocated. If the Owner does not so specify, we will deduct the total amount requested pro rata, based on allocations at the end of the Valuation Period during which we receive the withdrawal request.

If the Owner requests a partial withdrawal that would result in the Participant's Account Value being reduced to an amount less than the Account Fee for the Account Year in which the withdrawal is made, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay the applicable amount of any full or partial withdrawal within 7 days after we receive the withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts withdrawn from the Variable Account only for following periods:
o	when the New York Stock Exchange is closed except weekends and holidays or when trading on the New York Stock Exchange is restricted;

o

when it is not reasonably practical to dispose of securities held by the Mutual Funds or Series Fund or to determine the value of the net assets of the Mutual Funds or Series Fund, because an emergency exists; and

o	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts withdrawn from the Fixed Account for up to 6 months from the date we receive a withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If you participate under a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Federal Tax Status -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts withdrawn from a Participant Account. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Order of Withdrawal

We consider all amounts withdrawn from a Participant Account to be withdrawn first from Purchase Payments that have not previously been withdrawn, starting with the earliest Payment and continuing until all Payments have been withdrawn. Once all Purchase Payments have been withdrawn, we attribute additional amounts withdrawn to "accumulated value"; that is, the portion of a Participant's Account Value that exceeds the total of all Purchase Payments made to the Account.

For convenience, in this Prospectus we refer to Purchase Payments made during the last 7 Account Years (including the current Account Year) as "New Payments," and all Purchase Payments made before the last 7 Account Years as "Old Payments."

     Free Withdrawal Amount

In each Account Year the Owner may withdraw the following amounts from a Participant's Account Value before incurring the withdrawal charge: (1) all Old Payments not previously withdrawn, plus (2) a "free withdrawal amount" equal to 10% of the amount of all New Payments. We will apply the free withdrawal amount to reduce the amount of New Payments withdrawn that is subject to the withdrawal charge, starting with the earliest New Payment. All New Payments withdrawn in excess of the free withdrawal amount will be subject to the withdrawal charge.

Accumulated value may be withdrawn without the imposition of the withdrawal charge. In addition, we do not apply any withdrawal charge to withdrawals made from a Participant Account that has been established for at least 12 years, regardless of the amount or when any Purchase Payments were made.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the portion of any New Payments withdrawn, less any applicable free withdrawal amount, by a percentage. The percentage varies according to the number of Account Years the New Payment has been held in the Participant Account, including the Account Year in which the Payment was made but not the Account Year in which it was withdrawn (Payments made and withdrawn in the same year are considered to be held for 0 years). The applicable percentages are as follows:

Number of Account Years Purchase Payment Has Been In Your Account	Percentage
0-2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8	0%

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments made to the Participant's Account.

We may modify the withdrawal charges and limits, upon notice to the Owner. However, any modification will only apply to Accounts established after the date of the modification.

     Example of Withdrawal Charge Calculation

Assume the Owner wishes to make a $25,000 withdrawal from a Participant Account in Account Year 10. An initial Purchase Payment of $10,000 was made in Account Year 1, an additional Purchase Payment of $8,000 was made in Account Year 8, and no previous withdrawals have been made. The Participant's Account Value in Account Year 10 is $35,000.

We attribute the withdrawal first to the oldest Purchase Payment made, the $10,000 Payment made in Account Year 1. Because that Payment has been held in the Participant Account for more than 7 Account Years, it is an Old Payment and is not subject to the withdrawal charge.

We attribute the next $8,000 of the withdrawal to the Purchase Payment made in Account Year 8, which is a New Payment. The free withdrawal amount in Account Year 10 is $800 (10% of the $8000 Payment made in Account Year 8, the only New Payment). We apply the free withdrawal amount to reduce the amount of the New Payment withdrawn, so only $7,200 of the $8000 New Payment is subject to the withdrawal charge. Because the New Payment has been held in the Participant Account for only two Account Years, the withdrawal charge will be 5% of $7,200, or $360.

The remaining $7,000 of the withdrawal is attributed to accumulated value and is not subject to the withdrawal charge.

For additional examples of how we calculate withdrawal charges, please see Appendix C.

We do not impose the withdrawal charge on amounts applied to provide an annuity with a payout period of at least five years, amounts we pay as a death benefit, or amounts transferred among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

We will apply a Market Value Adjustment if the Owner withdraws, borrows or transfers amounts from Guarantee Periods of 3, 5 or 7 years. For this purpose, using Fixed Account Value to provide an annuity with a payout period of less than five years is considered a withdrawal, and the Market Value Adjustment will apply. We apply the Market Value Adjustment to each separate allocation made to a Guarantee Period together with interest credited on that allocation.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since the last allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Current Rate for Guarantee Periods equal to your Guarantee Period is higher than your Guaranteed Interest Rate, the Market Value Adjustment will decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment will increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

0.75 (A - B) x (C/12)

where:

A is the Guaranteed Interest Rate applicable to the amount withdrawn, borrowed, transferred or annuitized;

B is the Current Rate we declare at the time of the withdrawal, loan, transfer or annuitization for the Guarantee Period equal to the length of time of your Guarantee Period; and

C is the number of complete months remaining in your Guarantee Period.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any applicable Account Fee, withdrawal charge and unpaid Net Loan Interest.

For examples of how we calculate the Market Value Adjustment, see Appendix C.

Loans (Qualified Contracts Only)

At any time during the Accumulation Phase, the Owner of a Qualified Contract may request a loan from a Participant Account. The maximum amount that may be borrowed is 80% of the Participant Account Value, less any loans outstanding and interest on those loans. The minimum amount is $1,000. All loans under a particular Contract are secured by a security interest we take in the Contract.

Loans may be subject to restrictions in a particular retirement plan and applicable legislation. You should also carefully consider the tax consequences of a loan. See "Tax Considerations."

The Owner requests a loan by sending us a written request in the form we specify. For loan requests of over $5,000, the Owner's signature must be guaranteed. In some cases, such as loan requests by a corporation, partnership, agent or fiduciary, we may require additional documentation.

When we make a loan, we deduct from the Participant Account an amount equal to the loan amount requested plus or minus any Market Value Adjustment. The Owner may specify the amount to be deducted from each Sub-Account and/or Guarantee Period to which the Participant Account is allocated. If the Owner does not so specify, we will deduct the total amount requested pro rata, based on allocations at the end of the Valuation Period during which we receive the loan request. We deposit an amount equal to the loan proceeds into a special loan account, which is part of the Fixed Account. We credit interest to the amount in the loan account at rate we specify at the time of the loan that is lower than the interest rate we charge on the loan itself.

Interest on the loan accrues daily at the rate we set at the time of the loan. Interest is payable on each anniversary of the date the loan is made and whenever a loan principal payment is made. If interest is not paid when due, we will deduct the amount of the interest from the Participant Account and add it to the principal amount of the loan. The difference between the interest on the loan payable to us and the interest we credit on the amount in the loan account is called "Net Loan Interest."

The principal of the loan may be repaid in whole or in part at any time during the Accumulation Phase. We will treat any amounts repaid as Purchase Payments to the Participant Account that will be allocated to Guarantee Periods and/or Sub-Accounts in accordance with the allocation factors for the Account in effect at the time.

A loan must be repaid within five years of the date it is made, unless the loan is used to buy, construct, reconstruct or substantially rehabilitate a dwelling that is used as the principal residence of the Participant or a member of the Participant's immediate family. In that case, the loan must be repaid within ten years.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Account, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary. The deduction of the Account Fee from amounts allocated to the Fixed Account will never cause your Fixed Account Value (adjusted for withdrawals and loans) to increase by less than 4% per year.

If your Account is withdrawn in full, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, we will deduct the Account Fee in equal amounts from each annuity payment we make during the year.

The Account Fee deducted from your Account is based on the total Purchase Payments credited to all Participant Accounts under the Contract, as follows:

Total Purchase Payments	Account Fee
up to $250,000	$25
$250,000 to $1,499,000	$18
$1,500,000 to $4,999,999	$15
$5,000,000 and over	$12

We review the total Purchase Payments made under a Contract and semi-annually determine the applicable Account Fee for the next six months. Once total Purchase Payments under a Contract reach an amount that produces a lower Account Fee, the Account Fee for existing Accounts will not be increased even if subsequent withdrawals reduce the amount of total Purchase Payments.

Mortality and Expense Risk Charge

We deduct a mortality and expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The expense risk we assume is the risk that the Account Fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

The mortality and expense risk charge is based on the total Purchase Payments credited to all Participant Accounts under the Contract, and is deducted from the assets of the Variable Account at the following effective annual rate:

Total Purchase Payments	Annual Rate of Charge
up to $250,000	1.30%
$250,000 to $1,499,000	1.25%
$1,500,000 to $4,999,999	1.10%
$5,000,000 and over	0.95%

We review the total Purchase Payments made under a Contract and semi-annually determine the applicable mortality and expense risk charge for the next six months. Once total Purchase Payments under a Contract reach an amount that produces a lower charge, the charge for existing Accounts will not be increased even if subsequent withdrawals reduce the amount of total Purchase Payments.

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments made under the Contract. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount applied to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time a Purchase Payment or full or partial withdrawal is made. We do not make any profit on the deductions we make to reimburse premium taxes.

Mutual Fund and Series Fund Expenses

There are fees and charges deducted from each Mutual Fund and each Series of the Series Fund. These fees and expenses are described in the prospectuses and related Statements of Additional Information of the Mutual Funds and the Series Fund.

Modification of Charges

We may modify the Account Fee and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." If the Owner has elected a death benefit payment method before your death and it remains effective, the Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") (unless the Beneficiary is not living on the date of death, in which case the Death Benefit Date is date we receive Due Proof of Death of both you and your Beneficiary). Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death and any required consent or release or the date we receive the Beneficiary's election of either payment method. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date. It is equal to greater of (1) your Account Value or (2) the total Purchase Payments made to your Account less the sum of all withdrawals, loans and unpaid Net Loan Interest.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination) under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."

During the Accumulation Phase, the Owner (or you, if permitted by your plan) may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

Non-Qualified Contracts

If you participate under a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person named as the Beneficiary under your Certificate, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Certificate in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. In that case, we will not pay a death benefit, and the Account Value will be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Participant Enrollment Form. The Owner may change your Beneficiary at any time during the Accumulation Phase by sending us written notice on our required form, unless an irrevocable Beneficiary designation previously has been made. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;

o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly payments to the Annuitant. If you are alive on the Annuity Commencement Date, you will be the Annuitant. When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

The Income Phase of your Certificate begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, and the Annuity Option selected cannot be changed. The Owner may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge, Market Value Adjustment and Loan Provision."

Selection of the Annuity Commencement Date

The Owner (or you, if permitted by your plan) selects the Annuity Commencement Date at the time your Account is established. The Owner (or you, if permitted by your plan) may change the Annuity Commencement Date from time to time by sending us written notice, with the following limitations:
o	The Annuity Commencement Date must always be the first day of a month.

o	We must receive the notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

o	The latest possible Annuity Commencement Date is the first day of the month following your 85th birthday.

There may be other restrictions on the selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. For example, in most situations, current law requires that the Annuity Commencement Date for a Qualified Contract must be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Annuity Options A, B, and C may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both. Annuity Options D and E may be selected only to provide a Fixed Annuity. We may also agree to other settlement options, at our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for Variable Annuity payments will be 4%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another designated person and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Fixed Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 years to 30 years for Non-Qualified Contracts and 3 years to 30 years for Qualified Contracts, as elected. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. If no Beneficiary is designated, we pay some or all of the discounted value of the remaining payments to the Annuitant's estate. The Beneficiary may also elect to receive some or all of the discounted value of the remaining payments. The discount rate for this purpose will be based on the interest rate we used to determine the amount of each payment. The election of this Annuity Option may result in the imposition of a penalty tax.

     Annuity Option E -- Fixed Payments

We will hold the amount applied to provide fixed payments in accordance with this option at interest. We will make fixed payments in such amounts and at such times (at least over a period of five years for Non-Qualified Contracts) as we have agreed upon and will continue until the amount we hold with interest is exhausted. We will credit interest yearly on the amount remaining unpaid at a rate which we will determine from time to time but which will not be less than 4% per year compounded annually. We may change the rate so determined at any time; however, the rate may not be reduced more frequently than once during each calendar year. In addition, we guarantee that the Beneficiary will receive any remaining payments if the Annuitant dies before the amount we hold is exhausted. If no Beneficiary is designated, we pay the amount remaining unpaid in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the amount remaining unpaid in one sum. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

The Owner (or you, if permitted by your plan) selects one or more of the Annuity Options, which the Owner (or you, if permitted by your plan) may change from time to time during the Accumulation Phase, as long as we receive the selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received a written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

The Owner (or you, if permitted by your plan) may specify the proportion of your Adjusted Account Value that will provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If a Variable Annuity or a Fixed Annuity is not specified, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. Your Adjusted Account Value applied to a Variable Annuity may be allocated among the Sub-Accounts, or we will use the existing allocations.

There may be additional limitations on the options that may be elected under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

o	If applicable, we deduct the withdrawal charge and any unpaid Net Loan Interest;

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 4% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 4%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 4% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Service Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

     Account Fee

During the Income Phase, we deduct the applicable Account Fee in equal amounts from each annuity payment.

     Annuity Payment Rates

The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 4% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 4% per year, compounded annually). We may change these rates for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1971 Individual Annuitant Mortality Table with ages reduced by one year for Annuity Commencement Dates occurring during the 1980s, two years for Annuity Commencement Dates occurring during the 1990s, and so on.

Annuity Options as Method of Payment for Death Benefit

The Owner or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

The Contract belongs to the Owner. All Contract rights and privileges can be exercised by the Owner without the consent of the Participant, the Beneficiary or any other person, except as the Owner may provide under the plan or other applicable documents. Such rights and privileges may be exercised, with respect to a particular Participant, only during the lifetime of the Participant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Participant or Beneficiary; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the participants under a group contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Participant and prior to the last remaining Participant's Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change.

Voting of Mutual Fund and Series Fund Shares

We will vote Mutual Fund and Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Mutual Funds and Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, the Owner will have the right to give voting instructions. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Mutual Fund and Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Owners of Qualified Contracts may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Mutual Fund and Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Mutual Fund or Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Mutual Fund and Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the particular Mutual Fund or Series Fund. We will determine the number of Mutual Fund or Series Fund shares as to which each such person is entitled to give instructions as of a record not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Mutual Fund or Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one of the shares of the applicable Mutual Fund or Series Fund as of the same date. On or after the Annuity Commencement Date, the number of Mutual Fund or Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of one of the shares of the applicable Mutual Fund or Series Fund as of the same date. After the Annuity Commencement Date, the number of Mutual Fund or Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you and the Owner, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement will be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account, the Mutual Funds and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Substitution of Securities

Shares of any or all Series of the Series Fund or any particular Mutual Fund may not always be available for investment under the Contract. We may add or delete Mutual Funds or Series of the Series Fund or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Mutual Fund or Series of the Series Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Mutual Fund and Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, the tables used in determining the amount of the first monthly Variable Annuity and Fixed Annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Participant Enrollment Forms and the issuance of new Certificates under a Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Contract prior to the effective date of such limitation or discontinuance.

Custodian

We are the custodian of the assets of the Variable Account. We will purchase Mutual Fund and Series Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and redeem Mutual Fund and Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relating to the Variable Account or making adjustments for annuity reserves in the Variable Account.

Right to Return (IRAs Only)

If the Owner is establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give the Owner a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give the Owner this statement on or before the date the IRA is established. If we give the Owner the disclosure statement before the seventh day preceding the date the IRA is established, the Owner will not have any right of revocation under the Code. If we give the Owner the disclosure statement at a later date, then the Owner may give us a notice of revocation at any time within 7 days after the date the IRA is established. Upon such revocation, we will refund all Purchase Payments made to the Contract.

TAX CONSIDERATIONS

The Contracts described in this Prospectus are designed for use by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k), 403, 408(c), 408(k) and 408(p)) of the Internal Revenue Code (the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. The ultimate effect of federal income taxes on the Contract's Accumulation Account and the Participant Account, on an annuity payments and on the economic benefit to the Owner, the Participant, the Annuitant, the Payee or the Beneficiary may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Legislation affecting the tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts purchased before the date of enactment. Also, because the Internal Revenue Code, as amended, is not in force in the Commonwealth of Puerto Rico, the following discussion is not applicable to Contracts issued in Puerto Rico and "Puerto Rico Tax Considerations" below applies instead. A person contemplating the purchase of a Contract or the execution of a Contract transaction (such as a rollover, distribution, withdrawal or payment) should consult a qualified tax adviser. The Company does not make any guarantee regarding the federal, state or local tax status of any Contract or any transaction involving the Contracts.

Tax Treatment of the Company and the Variable Account

The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account, to the extent applied to increase reserves under the Contracts, are not taxable to the Company.

Taxation of Annuities in General

For federal income tax purposes, contributions made under Non-Qualified Contracts are not deductible. Under certain circumstances, contributions made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from a Qualified Contract's cost basis for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Generally, no taxes are imposed on the increases in the value of a Contract until a distribution occurs, either as annuity payments under the Annuity Option elected or in the form of cash withdrawals or lump-sum payments prior to the Annuity Commencement Date. Corporate Owners and other Owners that are not natural persons (other than the estate of a decedent Owner) are subject to current taxation on the annual increase in the value of a Non-Qualified Contract's Accumulation Account. This rule does not apply where a non-natural person holds the Contract as agent for a natural person (such as where a bank holds a Contract as trustee under a trust agreement). This provision does not apply to earnings accumulated where the Annuity Commencement Date occurs within one year of the Date of Coverage. This provision applies to earnings on Purchase Payments made after February 28, 1986.

The following discussion of annuity taxation applies only to contributions (and attributable earnings) made to Non-Qualified Contracts after August 13, 1982. If an Owner has made contributions before August 14, 1982 to another annuity contract and exchanges that contract for the Contract offered by this Prospectus, then different tax treatment will apply to the contributions (and attributable earnings) made before August 14, 1982. For example, non-taxable principal may be withdrawn before taxable earnings and the ten percent (10%) penalty tax for early withdrawal is not applicable.

The Code is unclear in its application to a group annuity contract where the Owner is distinct from the individuals with respect to whom the Contract benefits are accumulated (the Participants). The following discussion is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.

For Contracts offered by this Prospectus (other than Contracts issued in exchange for contracts issued prior to August 14, 1982, as described above), in the case of a Non-Qualified Contract a partial cash withdrawal (that is, a withdrawal of less than the entire value of the Participant's Account) must be treated first as a withdrawal from the increase in the Participant's Account's value over the Contract's cost basis. The amount of the withdrawal so allocable will be includible in the Participant's income. Similarly, if a Participant receives a loan under a Contract or if part or all of a Participant's Account is assigned or pledged as collateral for a loan, the amount of the loan or the amount assigned or pledged must be treated as if withdrawn from the Contract. For Non-Qualified Contracts entered into after October 21, 1988 (or any annuity contract entered into on or before such date that is exchanged for a Non-Qualified Contract issued after such date), any withdrawal or loan amount that is includible in the Participant's income will increase the Contract's cost basis. Repayment of a loan or payment of interest on a loan will not affect the Contract's cost basis. For these purposes the Participant's Account value will not be reduced by the amount of any loan, assignment or pledge of the Contract. In addition, all non-qualified deferred annuity certificates or other non-qualified deferred annuity contracts that are issued by the Company to the same Participant during any calendar year will be treated as a single annuity contract. Therefore, the proceeds of a withdrawal from, or assignment or pledge of, one or more such contracts or certificates will be fully includible in the Participant's income to the extent of the aggregate excess of the accumulation account values over the cost bases of all such contracts or certificates entered into during the calendar year.)

The taxable portion of a cash withdrawal or a lump-sum payment prior to the Annuity Commencement Date is subject to tax at ordinary income rates. In the case of payments after the Annuity Commencement Date under the Annuity Option elected, a portion of each payment generally is taxable at ordinary income rates. The nontaxable portion is determined by applying to each payment an "exclusion ratio" which is the ratio that the Participant's cost basis in the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable.

The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the cost basis in the Contract. If the Payee survives for his or her full life expectancy, and thereby recovers the entire basis in the Contract, any subsequent annuity payment after basis recovery will be fully taxable as income. Conversely, if the Payee dies prior to recovering the entire basis, he or she will be allowed a deduction on his or her final income tax return for the amount of the unrecovered basis. This limitation applies to distributions made under a Contract with an Annuity Commencement Date after December 31, 1986.

In the case of Non-Qualified Contracts, taxable cash withdrawals and lump-sum payments will be subject to a ten percent (10%) penalty, except in the circumstances described below. This ten percent (10%) penalty also affects certain annuity payments. In a situation where this penalty applies, the recipient's tax for the tax year in which the amount is received shall be increased by an amount equal to ten percent (10%) of the portion of the amount which is includible in the recipient's gross income. The circumstances in which this penalty will not apply are distributions which are: (a) made upon the death of the Participant; or (b) allocable to Purchase Payments made before August 14, 1982. Further, in the case of Contracts issued prior to January 18, 1985, the ten percent (10%) penalty on taxable cash withdrawals and lump-sum distributions will not apply if the amount withdrawn is allocable to a Purchase Payment made prior to the preceding ten (10) year period. For this purpose, a "first in, first out" rule is used, so that the earliest Purchase Payment with respect to which amounts have not been previously fully allocated will be deemed to be the source of the amount.

In the case of the Non-Qualified Contracts, if the Participant dies before the Annuity Commencement Date the entire value of the Participant's account must be either (1) distributed within 5 years after the date of death of the Participant, or (2) distributed over some period not greater than the expected life of the designated Beneficiary, with annuity payments beginning within one year after the date of death of the Participant. If a Payee dies on or after the Annuity Commencement Date and before the entire Participant's Account has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect. These distribution requirements will not apply where the Beneficiary is the spouse of the Participant; rather, in such a case, the Contract may be continued in the name of the spouse as Participant or Payee. In the case of the Contracts issued prior to January 18, 1985, these rules regarding distributions upon the death of the Participant or the Annuitant will not apply. In the case of Contracts issued after April 22, 1987, a change in the Participant would be treated as the death of the Participant. Distributions required due to the death of the Participant will not be subject to the ten percent (10%) penalty on premature distributions. A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and contact a tax adviser regarding distribution requirements upon the death of the Participant.

A transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the excess of the cash surrender value over the Contract's cost basis. This provision applies to Contracts issued after April 22, 1987.

In the case of Qualified Contracts, distributions made prior to age 59 1/2 generally are subject to a ten percent (10%) penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that the Participant or Payee chooses not to have any amounts withheld.

In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and Qualified Contracts issued for use with individual retirement accounts.

Amounts withheld from any distribution may be credited against the Participant's or Payee's federal income tax liability for the year of the distribution.

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. The Company believes that each Series of the Series Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Variable Account. You bear the risk that you may be treated as the owner of Variable Account assets and taxed accordingly.

Qualified Retirement Plans

The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans, as well as Owners, Annuitants, Payees and Beneficiaries, are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax advisor. In addition, Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax advisor concerning whether the death benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans, as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions 31 (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts and Simple Retirement Accounts, known as an individual Retirement Account ("IRA"). These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax deferred basis in an IRA. Contracts are offered by this Prospectus for IRA Trusts, but not for IRAs established as "Individual Retirement Annuities" under Section 408(b) of the Code. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Thus, the text of this Prospectus dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract in Puerto Rico, you should consult a qualified tax professional.

TEXAS OPTIONAL RETIREMENT PROGRAM

Under the terms of the Optional Retirement Program, if a participant makes the required contribution, the State of Texas will contribute a specified amount to the participant's retirement account. If a participant does not commence the second year of participation in the plan as a "faculty member" as defined in Title 110B of the State of Texas Statutes, the Company will return the state's contribution. If a participant does begin a second year of participation, the employer's first year contributions will then be applied as a Purchase Payment under the Qualified Contract, as will the employer's subsequent contributions.

The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to exercise the right of withdrawal in order to receive the cash values credited to such participant under the Qualified Contract unless one of the foregoing conditions has been satisfied. The value of such Qualified Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Program.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Contract applications, Participant Enrollment Forms, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 4.00% of Purchase Payments, and 0.00% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." No commissions were paid to Clarendon in connection with the distribution of the Contracts in 2002 and 2003.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Accountants

Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2004 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone or (800) 752-7215.
To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for

Compass G Combination Fixed/Variable Group Annuity

Sun Life of Canada (U.S.) Variable Account D.

Name

Address

City                                                           State                  Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Certificate (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

ACCUMULATION ACCOUNT: An account established for the Contract.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you Purchase Payments are made under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The Participant.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Certificate is to be made.

*ANNUITY OPTION: The method chosen for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by the Owner or other evidence acceptable to us that serves as the Owner's application for the Contract.

*BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under the Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT DATE: The date on which we issue your Certificate. This is called the "Date of Coverage" in the Contract.

CURRENT RATE: As of a particular date, the interest rate for a Guarantee Period that would be credited on a compound annual basis on Payments allocated to the Fixed Account on that date. We determine the Current rate from time to time but it will never be less than 4%.

DEATH BENEFIT DATE: If the Owner has elected a death benefit payment option before your death that remains in effect, the date on which we receive Due Proof of Death. If the Beneficiary is not living on the date of your death, the date on which we receive Due Proof of Death of you and the Beneficiary. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

EXPIRATION DATE: The last day of any Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ACCUMULATION UNIT: A unit of measure used in the calculation of Fixed Account Value.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited, which may be 1, 3, 5 or 7 years. There are two types of Guarantee Periods : Initial Guarantee Periods and Subsequent Guarantee Periods.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Initial or Subsequent Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET LOAN INTEREST: Loan interest payable to us, less any interest credited by us on amounts in the loan account established for the loan.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code.

*OWNER: The employer, association or other group entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), or Section 408(k) of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PARTICIPANT: The person named in the Certificate who is entitled to benefits under the plan as determined and reported to the Company by the Owner.

PARTICIPANT ENROLLMENT FORM: The document signed by you that serves as your application for participation under the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408(c), 408(k) or 408(p) of the Internal Revenue Code of 1986, as amended.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Mutual Fund or a specific series of the Series Fund.

VALUATION PERIOD: The period of time from one determination of Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account D of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* These items are specified in the Participant Enrollment Form, and may be changed as we describe in this Prospectus.

APPENDIX B

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information.
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Period	of Period	of Period	Year

Massachusetts Investors Trust

	$35.5715	$42.9105	85,961	2003
	46.1603	35.5715	138,567	2002
	55.8146	46.1603	215,963	2001
	57.7053	55.8146	372,444	2000
	53.6738	57.7053	465,628	1999
	44.1981	53.6738	567,275	1998
	33.9934	44.1981	668,603	1997
Massachusetts Investors Growth Stock Fund
	40.0362	48.4963	54,321	2003
	56.6487	40.0362	62,568	2002
	76.2273	56.6487	85,450	2001
	83.2189	76.2273	142,278	2000
	67.2231	83.2189	149,986	1999
	43.9157	67.2213	165,654	1998
	29.9956	43.9157	225,178	1997

MFS Total Return Fund	40.0175	46.1883	112,672	2003
	42.9160	40.0175	139,529	2002
	43.7077	42.9160	230,775	2001
	37.1635	43.7077	336,200	2000
	36.7917	37.1635	520,185	1999
	33.2755	36.7917	628,337	1998
	29.9279	33.2755	759,684	1997

MFS Growth Opportunities Fund	24.5586	31.2138	27,486	2003
	35.3571	24.5586	31,623	2002
	47.4957	35.3571	51,898	2001
	54.2319	47.4957	75,497	2000
	41.3383	54.2319	91,428	1999
	32.3990	41.3383	95,086	1998
	26.5992	32.3990	100,623	1997

MFS Bond Fund	25.9154	28.0238	13,189	2003
	24.1468	25.9154	13,191	2002
	22.6703	24.1468	20,212	2001
	21.1036	22.6703	47,6120.	2000
	21.7979	21.1036	51,937	1999
	21.1171	21.7979	76,030	1998
	19.3773	21.1171	86,309	1997

Capital Appreciation Series	31.0846	39.5154	360,890	2003
	46.5495	31.0846	402,277	2002
	63.1123	46.5495	496,320	2001
	72.1308	63.1123	567,141	2000
	55.0679	72.1308	582,574	1999
	43.3190	55.0679	628,268	1998

Government Securities Series	26.6512	26.8879	136,149	2003
	24.5752	26.6512	152,940	2002
	23.1585	24.5752	177,020	2001
	20.9090	23.1585	204,141	2000
	21.5873	20.9090	244,048	1999
	20.1019	21.5873	317,889	1998
	18.7159	20.1019	377,706	1997

High Yield Series	24.2621	29.1005	82,554	2003
	23.9194	24.2621	87,279	2002
	23.8025	23.9194	91,516	2001
	25.8500	23.8025	112,758	2000
	24.4991	25.8500	125,543	1999
	24.6550	24.4991	147,334	1998
	22.0500	24.6550	161,891	1997

Money Market Series	18.2201	18.1085	74,246	2003
	18.2157	18.2201	90,586	2002
	17.7723	18.2157	89,155	2001
	16.4256	17.7723	147,352	2000
	16.4256	16.9810	211,856	1999
	15.8347	16.4256	254,576	1998
	15.2586	15.8347	246,919	1997

APPENDIX C

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

A. Fixed Account -- 3-, 5- and 7- Year Guarantee Periods:

For the purposes of this illustration, the following assumptions have been made:
1.	100% of Purchase Payments have been allocated to the Fixed Account and the Owner has elected Initial Guarantee Periods of five 5 years.

2.	The date of full surrender or partial withdrawal is the last day of the 12th month following the Date of Coverage.

3.	The Guarantee Rate being credited on Payments allocated to the five 5-year Guarantee Period on the date of full surrender or partial withdrawal is 4.40%.

4.	The Account Fee is $25.

Please refer to the Table below.

Table 1*
1	2	3	4	5	6	7	8	9	10
1	$ 100	4.25%	$ 104.25	--	$ 0.00	$ 104.25($79.25)	-0.45%	-($0.47)( -$0.36)	$ 103.78($78.89)
2	100	4.25	103.90	6.00%	4.80	99.10	-0.46	-(0.46)	98.64
3	100	4.50	103.75	6.00	6.00	97.75	0.31	0.31	98.06
4	100	4.50	103.38	6.00	6.00	97.38	0.32	0.31	97.69
5	100	4.70	103.13	6.00	6.00	97.13	098	0.95	98.08
6	100	4.70	102.74	6.00	6.00	96.74	0.99	0.96	97.70
7	100	4.70	102.35	6.00	6.00	96.35	1.01	0.98	97.33
8	100	4.50	101.88	6.00	6.00	95.88	0.34	0.33	96.20
9	100	4.50	101.50	6.00	6.00	95.50	0.35	0.33	95.83
10	100	4.50	101.13	6.00	6.00	95.13	0.36	0.34	95.46
11	100	4.50	100.75	6.00	6.00	94.75	0.36	0.34	95.09
12	100 $1,200	4.40	100.37 $1,229.11	6.00	6.00 $64.80	94.37 $ 1,164.31 ($ 1,139.31)	0.00	0.00 $ 3.92 ($4.03)	94.37 $ 1,168.23 ($ 1,143.34)

*See "Explanation of Columns in Table 1."

Explanation of Columns in Table 1.

Columns 1 and 2:

Represent Payments and Payment amounts, respectively. Each Payment of $100 was made on the first day of each month for one year (12 payments).

Column 3:

Represents the Initial Guarantee Rate being credited to each Payment.

Column 4:

Represents the value of each Payment on the date of full surrender or partial withdrawal before the imposition of any Withdrawal Charge and Market Value Adjustment.

Column 5:

Represents the Withdrawal Charge percentage that is applied to each Payment on the date of full surrender or partial withdrawal.

The percentage is 6% for Payments 2 through 12 because these Payments have been in the Account for less than one year. No Withdrawal Charge is imposed on Payment 1 because up to 10% of Payments credited to a Participant's Account may be withdrawn each Account Year without imposition of this charge. In this example, 10% represents (10% x $1,200) = $120. The 10% amount is applied to the oldest previously unliquidated Payment, then the next oldest and so forth. This results in no Withdrawal Charge being imposed on Payment 1 and a Withdrawal Charge imposed on $80 of Payment 2.

Column 6:

Represents the amount of Withdrawal Charge imposed on each Payment. It is calculated by multiplying the Payment in Column 2 by the Withdrawal Charge percentage in Column 5.

For example, the Withdrawal Charge imposed on Payment 8 = $100 x 6% = $6.00.

The Withdrawal Charge imposed on Payment 2 = ($100 - $20) x 6% = $4.80. The $20 represents the portion of the Payment on which no Withdrawal Charge is imposed as described under the explanation of Column 5 above.

Column 7:

Represents the value of each Payment in Column 4 on the date of full surrender or partial withdrawal after the imposition of the Withdrawal Charge in Column 6.

In the case of a full surrender, the Account Fee is deducted from the oldest unliquidated payment. This deduction is reflected in the Table by the amount in parentheses beside Column 7, $79.25.

Column 8:

Represents the Market Value Adjustment (MVA) percentage applied to the value of each Payment on the date of full surrender or partial withdrawal after imposition of the Withdrawal Charge.

For example:

The MVA% applied to Payment 3 = 0.75 (A - B) x (C/12)
Where	A =	The Guarantee Rate of the Payment being surrendered (Column 3)
	=	4.50%,
	B =	The Guarantee Rate being credited to Payments allocated to the 5-year Guarantee Period on the date of full surrender or partial withdrawal,
	=	4.40% and
	C =	The number of months remaining in the Guarantee Period of the Payment being surrendered,
	=	60 (5 years) - 10,
	=	50
	MVA% =	0.75 (A - B) x (C/12)
	=	0.75 (4.50 - 4.40) x (50/12)
	=	0.75 (0.10) x (50/12)
	=	0.31%

Column 9:

Represents the dollar amount of the MVA. For each Payment, it is determined by multiplying the value in Column 7 by the MVA percentage in Column 8.

For example, the MVA for Payment 3

= Column 7	x	Column 9
= $97.75	x	.31%
= $0.31

Column 10:

Represents the values of Payments on the date of full surrender or partial withdrawal after deducting the Withdrawal Charge and either deducting or adding the MVA. For any Payment, the amount in Column 10 is determined by adding the amounts in Columns 7 and 9.

In each of Columns 9 and 10, the amounts in parentheses, w$.36 and $78.89, respectively, reflect the deduction of the Account Fee, in the case of a full surrender.

Full Surrender:

The total of Column 10, in parentheses ($1,143.34), reflects the amount of a full surrender after imposition of Withdrawal Charges, Account Fee and Market Value Adjustments.

Partial Withdrawal:

The sum of amounts in Column 10 for as many payments as are liquidated reflects the amount of a partial withdrawal.

For example, if $1,000 of Payments were withdrawn, the amount of the withdrawal would be the sum of the amounts in Column 10 for Payments 1 through 10 which is $978.77.
B.	Variable Account and Fixed Account--1-Year Guarantee Period (No Market Value Adjustment Applicable):

For the purposes of this illustration, the following assumptions have been made:
1.	Purchase Payments have been allocated to either the Variable Account, the Fixed Account-- 1-Year Guarantee Period or to a combination of both.
2.	The date of full surrender or partial withdrawal is during the ninth (9th) Account Year.

Please refer to the Table below.

Table 2*

1	2	3	4	5	6
1	$ 1,000	$1,000	$ 0	0%	$ 0
2	1,200	1,200	0	0	0
3	1,400	1,280	120	1	1.20
4	1,600	0	1,600	2	32.00
5	1,800	0	1,800	3	54.00
6	2,000	0	2,000	4	80.00
7	2,000	0	2,000	5	100.00
8	2,000	0	2,000	6	120.00
9	2,000	0	2,000	6	120.00
	$15,000	$3,480	$11,520		$507.20

* See "Explanation of Columns in Table 2."

Explanation of Columns in Table 2

Columns 1 and 2:

Represent Payments and amounts of Payments. Each Payment was made at the beginning of each Account Year.

Column 3:

Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:
a)	Payments 1 and 2 ($1,000 and $1,200, respectively) have been credited to the Participant's Account for more than 7 years.
b)

$1,280 of Payment 3 represents 10% of Payments that have been credited to the Participant's Account for less than 7 years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.

Column 4:

Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.

Column 5:

Represents the withdrawal charge percentages imposed on the amounts in Column 4.

Column 6:

Represents the withdrawal charge imposed on each Payment. It is determined by multiplying the amount in Column 4 by the percentage in Column 5.

For example, the withdrawal charge imposed on Payment 8

= Payment 8 Column 4 x Payment 8 Column 5
= $2,000 x 6%
= $120

Full Surrender:

The total of Column 6, $507.20, represents the total amount of withdrawal charges imposed on Payments in this illustration.

Partial Withdrawal:

The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.

For example, if $7,000 of Payments (Payments 1, 2, 3, 4 and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4 and 5 which is $87.20.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 752-7215

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

CPG-09 5-04

APRIL 30, 2004

COMPASS G

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

TABLE OF CONTENTS
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Compass G Variable and Fixed Annuity Contract (the "Contract") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") which is not included in the Prospectus dated April 30, 2004. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Retirement Products and Services, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7215.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the valuation period is one day; no dividends or distributions caused Fund shares to go "ex-dividend" during the current valuation period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003539 (the daily equivalent of the current maximum charge of 1.3% on an annual basis) gives a net investment factor of 1.00323972. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117523 (14.5645672 X 1.00323972).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843446 (12.3456789 X 1.00323972 (the Net Investment Factor) X 0.99989255). 0.99989255 is the factor, for a one day valuation period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in the Contract.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant's Account is credited with 8,756.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that annuity unit value on the day prior to the second variable annuity payment date is 12.3843446. The first variable annuity payment would be $865.57 (8,765.4321 X 14.564572 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843446).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 5.5% of Purchase Payments.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

ACCOUNTANTS

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report, dated March 29, 2004, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51, effective October 1, 2003, described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life Company of Canada (U.S.) Variable Account D that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Revenues
Premiums and annuity considerations	$ 60,518	$ 43,574	$ 41,009
Net investment income	1,208,750	1,185,210	555,054
Net derivative loss	(203,200)	(159,285)	(10,056)
Net realized investment gains (losses)	134,085	(38,966)	14,630
Fee and other income	319,596	390,691	295,064

Total revenues	1,519,749	1,421,224	895,701

Benefits and expenses
Interest credited	783,999	704,690	276,295
Interest expense	120,905	106,043	94,422
Policyowner benefits	201,248	221,162	134,900
Other operating expenses	184,472	237,797	162,556
Amortization of deferred acquisition costs and value of business acquired	98,398	251,513	139,034

Total benefits and expenses	1,389,022	1,521,205	807,207

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principles	130,727	(99,981)	88,494

Income tax expense (benefit):
Federal	27,366	(59,449)	20,713
State	823	1,265	(1,313)
Income tax expense (benefit)	28,189	(58,184)	19,400

Net income (loss) before cumulative
effect of change in accounting principles	102,538	(41,797)	69,094

Cumulative effect of change in accounting principles, net of tax benefit (expense) of $4,064 and $(2,799) in 2003 and 2001, respectively	(7,547)	-	5,198

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2003	2002 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,338,241 and $15,954,813 in 2003 and 2002, respectively)	$ 16,858,414	$ 16,423,020
Trading fixed maturities at fair value (amortized cost of $1,434,654 and $1,354,969 in 2003 and 2002, respectively)	1,527,619	1,404,825
Subordinated note from affiliate held-to-maturity (fair value of $699,069 and $616,520 in 2003 and 2002, respectively)	600,000	600,000
Short-term investments	24,662	178,017
Mortgage loans	972,102	948,529
Derivative instruments - receivable	400,037	408,832
Limited partnerships	330,562	481,557
Equity securities	1,452	1,127
Real estate	84,421	79,783
Policy loans	692,887	682,029
Other invested assets	46,996	40,026
Cash and cash equivalents	513,454	725,550
Total investments	22,052,606	21,973,295

Accrued investment income	285,224	256,569
Deferred policy acquisition costs	889,601	795,648
Value of business acquired	22,391	57,692
Goodwill	705,202	705,202
Deferred federal income taxes	-	20,507
Receivable for investments sold	37,049	110,621
Reinsurance receivable from affiliate	1,741,962	-
Other assets	371,474	208,329
Separate account assets	17,521,009	15,718,113

Total assets	$ 43,626,518	$ 39,845,976

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,317,422	$ 17,952,084
Future contract and policy benefits	716,819	717,673
Payable for investments purchased	261,673	365,446
Accrued expenses and taxes	73,111	117,519
Deferred federal income taxes	18,897	-
Long-term debt	40,500	-
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,741,962	-
Derivative instruments - payable	248,272	399,906
Other liabilities	196,401	163,973
Separate account liabilities	17,509,294	15,700,969

Total liabilities	40,757,177	37,050,396

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2003 and 2002	$ 6,437	$ 6,437
Additional paid-in capital	2,071,888	2,071,888
Accumulated other comprehensive income	227,681	248,911
Retained earnings	563,335	468,344

Total stockholder's equity	2,869,341	2,795,580

Total liabilities and stockholder's equity	$ 43,626,518	$ 39,845,976

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	158,442	208,297	(24,383)
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(179,672)	34,767	(8,319)

Other comprehensive (loss) income	(21,230)	243,064	(32,702)

Comprehensive income	$ 73,761	$ 201,267	$ 41,590

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Acquisition of Keyport Life (note 2)		1,706,477			1,706,477
Net income - Restated				74,292	74,292
Dividends declared - Restated				(15,000)	(15,000)
Other comprehensive loss - Restated			(32,702)		(32,702)
Balance at December 31, 2001 -Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 94,991	$ (41,797)	$ 74,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization (accretion) of discount and premiums	112,761	58,246	(7,185)
Amortization of DAC and VOBA	98,398	251,513	139,034
Depreciation and amortization	1,730	1,876	1,602
Non cash derivative activity	144,091	231,131	(36,010)
Net realized (gains) losses on investments	(134,085)	38,966	(14,630)
Net unrealized gains on trading investments	(63,573)	(111,740)	(112,802)
Net change in unrealized and undistributed losses in private equity limited partnerships	15,789	17,186	5,413
Interest credited to contractholder deposits	781,834	701,505	283,231
Deferred federal income taxes (benefits)	43,029	(44,316)	104,324
Cumulative effect of change in accounting principles, net of tax	7,547	-	(5,198)
Changes in assets and liabilities:
Deferred acquisition costs	(263,762)	(288,463)	(155,263)
Accrued investment income	(28,655)	(5,038)	1,481
Other assets	(11,709)	(59,560)	(46,425)
Future contract and policy benefits	(854)	25,584	(23,255)
Other, net	138,765	28,055	75,227
Net purchases of trading fixed maturities	(60,321)	(369,794)	(372,352)
Net cash provided by (used in) operating activities	875,976	433,354	(88,516)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	13,004,400	11,137,476	2,905,931
Net cash from sale of subsidiary	1,500	3,331	-
Other invested assets	127,944	152,512	3,131
Mortgage loans	339,735	234,191	112,767
Real estate	14,275	6,036	10,009
Purchases of:
Available-for-sale fixed maturities	(13,414,490)	(12,867,827)
(2,322,734)

Subsidiaries	-	-	(4,965)
Other invested assets	(4,926)	(233,255)	(29,776)
Mortgage loans	(338,627)	(249,867)	(184,787)
Real estate	(16,153)	(3,634)	(16,284)
Changes in other investing activities, net	5,100	(8,109)	1,285
Net change in policy loans	(10,858)	(3,406)	(3,894)
Net change in short-term investments	153,355	(81,713)	8,782

Net cash (used in) provided by investing activities	$ (138,745)	$ (1,914,265)	$ 479,465

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,461,677	$ 3,627,924	$ 2,010,861
Withdrawals from contractholder deposit funds	(3,411,004)	(3,116,836)	(2,366,475)
Issuance of long-term debt	-	460,000	-
Net change in securities lending	-	(1,152,861)	30,900
Dividends paid to stockholder	-	-	(15,000)
Additional capital contributed	-	100,000	-
Net cash used in financing activities	(949,327)	(81,773)	(339,714)

Net change in cash and cash equivalents	(212,096)	(1,562,684)	51,235

Cash and cash equivalents, beginning of year	725,550	2,288,234	390,056

Cash acquired from acquisition through merger of Keyport Life Insurance Company	-	-	1,846,943

Cash and cash equivalents, end of year	$ 513,454	$ 725,550	$ 2,288,234

Supplemental Cash Flow Information
Interest paid	$ 118,302	$ 107,358	$ 94,422

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) ("SLUS") was incorporated in 1970 as a life insurance company domiciled in the State of Delaware. On April 3, 2003, SLUS and its affiliate Keyport Life Insurance Company ("Keyport"), filed a Form D (Prior notice of Transaction) with the Division of Insurance Department of Business Regulation of the State of Rhode Island and filed similar documents with the Delaware Department of Insurance. Both filings sought regulatory approval for the merger of Keyport with and into SLUS. On December 31, 2003 at 5:00 p.m., SLUS and Keyport completed the merger. Pursuant to the Merger Agreement, Keyport merged with and into SLUS with SLUS as the surviving company ("the Company"). The Company is licensed and authorized to write all business that was previously written by Keyport and SLUS. The merger has no effect on the existing rights and benefits of policyholders or contractholders from either company. Both Keyport and SLUS were direct wholly-owned subsidiaries of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC U.S. Holdings"), and indirect wholly-owned subsidiaries of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003:
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,084,746	$ 22,541,772	$ 43,626,518

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the companies came under common control.

The impact of the merger with Keyport (decreased) increased net income by $(22.6) million and $87.7 million for the years ended December 31, 2002 and 2001, respectively.

As of December 31, 2003, the Company was licensed in 49 states and certain other territories. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, and other asset management services.

The Company is a wholly-owned subsidiary of SLC (U.S.) Holdings, which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada, which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, SLF, is now the ultimate parent of SLOC and the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2003, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), and Independence Life and Annuity Company ("Independence Life"). The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ('the Partnership") and as a result, the Partnership is consolidated with the results of the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC became an inactive subsidiary 2002. SCA is a registered investment adviser. SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the excess of the net cash surrender value of such policy.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

DAC for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC adjustments were $(79.2) million and $(39.9) million at December 31, 2003 and 2002, respectively.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits. Interest is accrued on the unamortized balance at the average interest crediting rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED (CONTINUED)

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA adjustments were $(27.5) million and $(32.9) million at December 31, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on October 31, 2001 by SLC (U.S.) Holdings. Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets." Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2003 and concluded that these assets are not impaired. The Company used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of the Company was at least equal to the carrying value. The Company also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Company's Wealth Management Segment.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets and reinsurance receivables from reinsurance ceded are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the 2003 tax year, as in prior years, SLUS will participate in the consolidated federal income tax return with Sun Life of Canada - US Operations Holdings, Inc. ("SLOC U.S. Operations Holdings") and other affiliates. For 2003, Keyport will continue to file a separate consolidated return with its affiliate, Independence Life. Effective for the tax year 2004, the combined entity will participate in the consolidated federal income tax return with SLOC U.S. Operations Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders; and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In June 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 is intended to result in more consistent reporting of contracts as either freestanding derivative instruments subject to SFAS No. 133 in its entirety, or as hybrid instruments with debt host contracts and embedded derivative features. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial position or results of operations.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities. SFAS No. 150 was effective July 1, 2003 for the Company. The adoption of SFAS No. 150 did not have a material effect on the Company's financial position or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36"), that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. The adoption of DIG B36 did not have a material effect on the Company's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements other than those specifically described in FASB Statement No. 97." This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97. This proposed SOP is effective for fiscal years beginning after December 15, 2004. The Company is in the process of evaluating the provision of this proposed SOP and its impact to the Company's financial position and results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIE's. Early adoption is permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two variable interest entities ("VIE's") and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIE's resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company is not the primary beneficiary in any VIEs other than the two entities that were discussed above. The Company does have a greater than or equal to 21% involvement in 11 VIEs at December 31, 2003. The Company is a creditor in 8 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $42.1 million at December 31, 2003. The notes mature between June 2004 and December 2035. See Note 4 for additional information with respect to leveraged leases.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of FIN No. 45 did not have a material impact on the Company.

In July 2002, the AICPA issued Statement of Position 03-1 ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company is in the process of evaluating the provisions of SOP 03-1 and its impact on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." These statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon the Company's adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 2, 2003, the Company and its affiliate, Keyport, filed a Form D (Prior Notice of a Transaction) with the Division of Insurance, Department of Business Regulation of Rhode Island. On April 3, 2003, the Company and Keyport filed similar documents with the Delaware Department of Insurance.  Both filings sought regulatory approval for a contemplated merger of Keyport with and into the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

The Company is, and Keyport was, a direct wholly-owned subsidiary of SLC (U.S.) Holdings and indirect wholly-owned subsidiaries of SLF. The boards of directors of both the Company and Keyport voted to approve the merger at their meetings on April 24, 2003. Regulatory approval from the States of Rhode Island and Delaware was received on June 11, 2003 and July 21, 2003, respectively.  The merger occurred as planned on December 31, 2003, with the Company as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp. ("KFSC"), with Clarendon as the surviving entity.  KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its' wholly-owned subsidiary, Vision Financial Corporation ("Vision"), for $1.5 million.  A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003.  SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On October 31, 2001, SLC (U.S.) Holdings acquired Keyport and its subsidiaries for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc. ("SLF (U.S.) Holdings"), another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG").  The acquisition of Keyport and IFMG complemented SLF's product array and distribution capabilities and advanced SLF toward its strategic goal of reaching a top ten position in certain target product markets in North America.

This acquisition was accounted for using the purchase method under SFAS No. 141, "Business Combinations."  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value on the date of acquisition.  The following summarizes the estimated fair values of the assets acquired and the liabilities assumed as of November 1, 2001:

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

$ 18,950,635

Liabilities:

Policy liabilities

$ 12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

$ 17,244,158

Net assets acquired

$ 1,706,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, increased the deferred tax assets by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, SLF (U.S.) Holdings, for $10.5 million.  No gain or loss was realized on this transaction.  Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.  Total net income of SLD for the years ended December 31, 2002 and 2001 was $4.9 million and $10.2 million, respectively.

On October 9, 2002, SLNY, a wholly-owned subsidiary of the Company, and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., SLNY and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into SLNY, with SLNY as the surviving entity.  The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, the Company, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of SLOC.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million.  The note was included in fixed maturities available-for-sale at December 31, 2002.  The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $73.3 million in 2003, $64.4 million in 2002, and $42.9 million in 2001.

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $21.3 million, $24.0 million and $13.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending.  Rent received by the Company under the leases amounted to approximately $11.8 million, $11.7 million, and $8.8 million in 2003, 2002 and 2001, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

The Company did not make any dividend payments in 2003 or 2002. In 2001, the Company declared and paid dividends in the amount of  $15 million to its parent, SLC (U.S.) Holdings.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LTD.  The Company pays interest semi-annually to Sun Life (Hungary) LTD. Total interest paid was $26.5 million and $11.5 million for the years ended December 31, 2003 and 2002, respectively.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, essentially all United States employees of SLOC became employees of the Company.   As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $152.2 and $135.1 million for the years ended December 31, 2003 and 2002, respectively.

Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

At December 31, 2003 and 2002, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company.  The Company expensed $43.3 million for interest on these surplus notes for each of the years ended December 31, 2003, 2002 and 2001, respectively.

During 2003, the Company purchased $80 million in promissory notes from MFS.  These promissory notes are included with fixed maturities available-for-sale in the financial statements.  The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years.  Interest earned as of December 31, 2003 was $0.6 million.

During 2003, the Company paid $14.6 million in commission fees to MFSLF.

During 2003, 2002 and 2001, the Company paid $64.5 million, $79.4 million and $11.8 million, respectively, in commission fees to IFMG.

The following table lists the details of notes due to affiliates at December 31, 2003 (in 000's):

Type

Principal

Maturity

Rate

Surplus

$ 150,000

12/15/27

6.150%

Surplus

150,000

12/15/15

7.250%

Surplus

7,500

12/15/15

6.125%

Surplus

7,500

12/15/27

6.150%

Promissory

80,000

06/30/12

5.710%

Promissory

380,000

06/30/12

5.760%

Surplus

250,000

11/06/27

8.625%

$1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

December 31, 2002 -Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,515,743

$ 172,928

$ (83,406)

$ 5,605,265

 Foreign Government & Agency Securities

113,149

14,574

(8)

127,715

 States & Political Subdivisions

2,149

111

-

2,260

 U.S. Treasury & Agency Securities

901,574

26,667

(1,237)

927,004

Corporate securities:

 Basic Industry

415,226

27,157

(1,234)

441,149

 Capital Goods

466,926

36,641

(1,614)

501,953

 Communications

872,633

47,640

(13,601)

906,672

 Consumer Cyclical

855,133

48,655

(5,013)

898,775

 Consumer Noncyclical

541,147

36,729

(6,467)

571,409

 Energy

607,540

35,836

(13,810)

629,566

 Finance

3,250,631

135,735

(26,680)

3,359,686

 Industrial Other

206,187

16,459

(337)

222,309

 Technology

71,076

2,089

(702)

72,463

 Transportation

640,459

31,882

(39,044)

633,297

 Utilities

1,495,240

75,145

(46,888)

1,523,497

Total Corporate

9,422,198

493,968

(155,390)

9,760,776

Total available-for-sale fixed maturities

$ 15,954,813

$ 708,248

$ (240,041)

$ 16,423,020

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 87,470

$ 8,017

$ -

$ 95,487

 Foreign Government & Agency Securities

4,568

1,012

-

5,580

 U.S. Treasury & Agency Securities

23,491

423

-

23,914

Corporate securities:

 Basic Industry

59,201

6,283

(297)

65,187

 Capital Goods

56,432

5,255

(1,600)

60,087

 Communications

120,120

10,688

(620)

130,188

 Consumer Cyclical

146,174

12,244

(207)

158,211

 Consumer Noncyclical

25,106

675

(2,951)

22,830

 Energy

90,471

7,428

(3,405)

94,494

 Finance

351,478

27,364

(688)

378,154

 Industrial Other

64,185

5,606

(119)

69,672

 Technology

3,805

-

(155)

3,650

 Transportation

80,555

6,481

(10,711)

76,325

 Utilities

241,913

10,081

(30,948)

221,046

Total Corporate

1,239,440

92,105

(51,701)

1,279,844

Total trading fixed maturities

$ 1,354,969

$ 101,557

$ (51,701)

$ 1,404,825

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 16,520

$ -

$ 616,520

Total held-to-maturity fixed maturities

$ 600,000

$ 16,520

$ -

$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2003

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 601,359

$ 610,303

Due after one year through five years

3,840,803

4,001,500

Due after five years through ten years

4,158,360

4,353,913

Due after ten years

2,486,355

2,595,864

Subtotal - Maturities available-for-sale

11,086,877

11,561,580

Asset-backed securities

5,251,364

5,296,834

Total Available-for-sale

$ 16,338,241

$ 16,858,414

Maturities of trading fixed securities:

Due in one year or less

$ 18,998

$ 19,220

Due after one year through five years

534,603

569,548

Due after five years through ten years

503,320

535,579

Due after ten years

281,544

301,538

Subtotal - Maturities of trading

1,338,465

1,425,885

Asset-backed securities

96,189

101,734

Total Trading

$ 1,434,654

$ 1,527,619

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 699,069

Gross gains of $196.4 million, $163.4 million and $28.2 million and gross losses of $44.9 million, $134.9 million and $16.6 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $18.6 million and $18.6 million at December 31, 2003 and 2002, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2003, the Company has unfunded commitments of approximately $126.2 million with respect to the funding of limited partnerships.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

As of December 31, 2003 and 2002, 93.7% and 95.1%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, the Company incurred realized losses totaling $58.1 million, $94.4 million and $5.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2003, 2002 and 2001, $6.6 million, $1.6 million and $9.7 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $10.1 million, $2.5 million and $0.4 million during 2003, 2002 and 2001, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

 Fair
Value

Gross Unrealized Losses

Fair Value

Gross Unrealized Losses

 Fair
Value

Gross Unrealized Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value below 80% of amortized cost for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from the Investment, Finance and Actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2003

2002 -Restated

Total mortgage loans

$ 972,102

$ 948,529

Real estate:

Held-for-sale

628

-

Held for production of income

83,793

79,783

Total real estate

$ 84,421

$ 79,783

Real estate held for the production of income primarily consists of the Company's office park located in Wellesley Hills, Massachusetts. Accumulated depreciation on real estate was $16.3 million and $17.9 million at December 31, 2003 and 2002, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $19.5 million and $9.0 million at December 31, 2003 and 2002, respectively, against which there are allowances for losses of $6.4 million and $7.1 million, respectively.  The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

2002 - Restated

Mortgage loans

$ 7,140

$ 484

$ (526)

$ 7,098

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2003

 2002
Restated

Property Type:

Office building

$ 428,312

$ 389,125

Residential

27,427

35,467

Retail

356,080

358,939

Industrial/warehouse

181,195

219,467

Other

69,874

32,412

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4.   INVESTMENTS (CONTINUED)

2003

 2002
Restated

Geographic region:

Arizona

$ 32,083

$ 20,433

California

77,832

81,351

Colorado

15,015

7,324

Connecticut

34,177

26,418

Delaware

13,025

15,266

Florida

86,922

39,958

Georgia

39,681

68,686

Indiana

17,962

15,131

Kentucky

7,224

17,555

Louisiana

23,578

18,652

Maryland

42,934

19,318

Massachusetts

135,722

123,436

Michigan

21,614

41,537

Minnesota

6,539

8,578

Missouri

11,250

5,676

Nevada

6,980

4,581

New Jersey

21,482

16,333

New York

121,069

119,251

North Carolina

30,362

36,318

Ohio

46,478

50,884

Oregon

5,225

5,415

Pennsylvania

85,474

116,826

Tennessee

19,388

12,414

Texas

34,342

24,698

Utah

20,921

18,561

Virginia

17,466

25,593

Washington

59,441

60,844

All other

28,702

34,373

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

At December 31, 2003, scheduled mortgage loan maturities were as follows:

2003

$ 26,169

2004

40,226

2005

18,320

2006

93,852

2007

53,604

Thereafter

739,931

Total

$ 972,102

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $126.8 million and $92.2 million at December 31, 2003 and 2002, respectively.

During 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions. The Company did not sell any commercial mortgage loans in securitization transactions during 2001.  The mortgages were sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches as well as servicing rights, which are considered available for sale securities.  The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $24.6 million and $4.5 million for its 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interest at the date of securitization resulting from securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

0

0

0

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

0

0

0

Residual cash flows discount rate

5.65

5.77

5.92

Treasury rate interpolated for average life

4.37

4.39

4.40

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,640

$ 2,399

$ 2,437

Fair value of retained interests

12,049

2,717

2,761

Weighted average life in years

20.55

20.55

20.66

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,038

2,713

2,757

Fair value of retained interest as a result of a .30% of adverse change

12,030

2,711

2,754

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,563

2,605

2,648

Fair value of retained interest as a result of a 20% of adverse change

11,102

2,499

2,540

The outstanding principal amount of the securitized commercial mortgage loans was $435.3 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization and at December 31, 2003.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2002 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,702

$ 1,291

$ 1,841

Fair value of retained interests

3,009

1,437

2,044

Weighted average life in years

5.49

5.78

7.31

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

2,892

1,415

1,955

Fair value of retained interest as a result of a .30% of adverse change

2,891

1,414

1,846

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

2,838

1,389

1,973

Fair value of retained interest as a result of a 20% of adverse change

2,783

1,362

1,932

The outstanding principal amount of the securitized commercial mortgage loans was $270.0 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization and at December 31, 2003.

Securities Lending

The Company has a securities lending program operated on its behalf by the Company's two primary custodians, JP Morgan Chase and Citibank, N.A., both located in New York. The custodians have indemnified the Company against losses arising from these programs. At December 31, 2003, the Company had securities out on loan of approximately $80.0 million.  There were no securities on loan at December 31, 2002.  The income resulting from these programs was $1.4 million, $1.7 million, and $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  Leveraged leases are included as a part of other invested assets.  The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2003

2002

Lease contract receivable

$ 44,149

$ 56,760

Less: non-recourse debt

(10,874)

(23,485)

Net Receivable

33,275

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(14,790)

(17,323)

Investment in leveraged leases

39,905

37,372

Less: fees

(162)

(187)

Net investment in leveraged leases

$ 39,743

$ 37,185

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

The Company utilizes put options on the S&P 500 Index to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with other invested assets in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC contract) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following:

Year Ended December 31

2003

 2002
Restated

 2001
Restated

Net expense on swap agreements

$ (87,721)

$ (74,699)

$ (23,493)

Change in fair value of swap agreements (interest rate,currency, and equity)

197,506

(159,093)

5,869

Change in fair value of options, futures and embedded derivatives

(312,985)

74,507

7,568

Total derivative losses

$ (203,200)

$ (159,285)

$ (10,056)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2003 and 2002, $59.5 million and $114.8 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2003

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$

11,224,657

$ 151,765

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

 Outstanding at
December 31, 2002 -Restated

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

4,481,776

$ (387,773)

Currency swaps

761,424

97,398

Equity swaps

1,396,116

61,374

S&P 500 index call options

976,759

24,753

S&P 500 index put options

1,153,168

213,174

Total

$

8,769,243

$ 8,926

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 159,474

$ 38,814

$ 21,891

Equity securities

(1,465)

2,378

-

Mortgage and other loans

25,528

4,648

(2,557)

Real estate

3,862

514

1,150

Short term investments

-

2

196

Other invested assets

4,800

8,815

-

Other than temporary declines

(58,114)

(94,137)

(6,050)

Total

$ 134,085

$ (38,966)

$ 14,630

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 1,114,949

$ 1,080,965

$ 476,990

Equity securities

-

484

796

Mortgage and other loans

76,259

75,024

73,160

Real estate

6,952

7,855

5,961

Policy loans

43,335

39,269

8,719

Other

(20,364)

(4,848)

(3,563)

Gross investment income

1,221,131

1,198,749

562,063

Less: Investment expenses

12,381

13,539

7,009

Net investment income

$ 1,208,750

$ 1,185,210

$ 555,054

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments:

December 31, 2003

December 31, 2002 -Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 513,454

$ 513,454

$ 725,550

$ 725,550

Fixed maturities

18,986,033

19,085,102

18,427,845

18,444,365

Equity Securities

1,452

1,452

1,127

1,127

Short-term investments

24,662

24,662

178,017

178,017

Mortgages

972,102

1,059,145

948,529

1,083,530

Derivatives instruments - receivables

400,037

400,037

408,832

408,832

Policy loans

692,887

692,887

682,029

682,029

Separate accounts

17,521,009

17,521,009

15,718,113

15,718,113

Financial liabilities:

Policy Liabilities

18,317,422

15,325,216

17,952,084

17,763,772

Derivative instruments - payables

248,272

248,272

399,906

399,906

Long-term debt

40,500

32,953

-

-

Long-term debt to affiliates

1,025,000

1,123,194

1,025,000

1,068,647

Partnership Capital Securities

607,826

699,069

607,826

616,520

Separate accounts

17,509,294

17,509,294

15,700,969

15,700,969

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

While the Wealth Management Segment currently does not offer traditional life insurance products, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.7 billion as of December 31, 2003.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pool backing the liability is insufficient.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The block was closed for new business effective December 31, 2003.

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures morbidity risks of a block of SLNY's group long-term disability contracts.  The block is closed for new business.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2003

2002 - Restated

2001 - Restated

Insurance premiums:

Direct

$ 65,479

$ 49,190

$ 43,980

Assumed

-

-

-

Ceded

4,961

5,616

2,971

Net premiums

$ 60,518

$ 43,574

$ 41,009

 Insurance and other individual policy benefits and
Claims:

Direct

$ 207,979

$ 225,287

$ 139,963

Assumed

-

-

-

Ceded

6,731

4,125

5,063

Net policy benefits and claims

$ 201,248

$ 221,162

$ 134,900

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' projected benefit obligations and assets, as well as the plans' funded status at December 31:

2003

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 159,650

$ 149,595

Service cost

8,954

8,436

Interest cost

10,494

10,673

Actuarial loss (gain)

16,876

(8,075)

Benefits paid

(5,333)

(4,925)

Plan amendments

-

3,946

Acquisitions

1,048

-

Projected benefit obligation at end of year

$ 191,689

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 179,470

$ 212,965

Other

(888)

(888)

Actual return on plan assets

32,059

(27,682)

Benefits paid

(5,333)

(4,925)

Acquisitions

429

-

Fair value of plan assets at end of year

$ 205,737

$ 179,470

Information on the funded status of the plan:

Funded status

$ 14,048

$ 19,820

Unrecognized net actuarial loss

34,480

38,632

Unrecognized transition obligation

(16,494)

(19,545)

Unrecognized prior service cost

8,276

9,132

4rth quarter contribution

(1,050)

-

Prepaid benefit cost

$ 39,260

$ 48,039

The accumulated benefit obligation at the end of 2003 and 2002 was $169.0 million and $140.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2003

2002

Plan assets

$ 171,978

$ 150,331

Projected benefit obligations

(183,227)

(150,885)

Funded status

$ (11,249)

$ (554)

Accumulated benefit obligation

$ 160,227

$ 131,199

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2003

2002

Components of net periodic benefit cost:

Service cost

$ 8,954

$ 8,437

Interest cost

10,494

10,674

Expected return on plan assets

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

Amortization of prior service cost

855

216

Recognized net actuarial loss (gain)

4,215

120

Net periodic benefit cost

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 5,522

$ 3,834

The Company's share of the net periodic benefit costs for the year ended December 31, 2001 was $1.0 million.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2003

2002

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 7.00% for the year ended December 31, 2001. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2001.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2003

2002

Discount rate

6.75%

7.0%

Expected long term return on plan assets

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Assumptions (continued)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2003 and 2002 measurement, and the target allocation for 2004, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2004

2003

2002

Equity Securities

30%-60%

55%

50%

Debt Securities

10%-40%

26%

34%

Commercial Mortgages

10%-25%

15%

15%

Other

5%

4%

1%

Total

-

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

  exceeds the assumed actuarial rate;

  exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

  generates a real rate of return of at least 3% after inflation (CPI), and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $3.0 million and $2.4 million for 2003 and 2002, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2004.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2003 employer contributions under plan sponsorship for the Company and its affiliates was $4.4 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $885,000, $956,000 and $462,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, (in 000's):

Change in benefit obligation:

2003

2002

Benefit obligation at beginning of year

$ 35,981

$ 45,515

Service cost

872

1,195

Interest cost

2,369

2,488

Actuarial (gain)

14,330

(7,586)

Benefits paid

(2,368)

(2,202)

Plan Amendments

-

(3,429)

Acquisitions

94

-

Benefit obligation at end of year

$ 51,278

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,368

2,202

Benefits paid

(2,368)

(2,202)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (51,278)

$ (35,981)

Unrecognized net actuarial loss

25,523

12,477

4TH quarter contribution

639

-

Unrecognized prior service cost

(2,898)

(3,138)

Accrued benefit cost

$ (28,014)

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2003

2002

Components of net periodic benefit cost

Service cost

$ 872

$ 1,195

Interest cost

2,369

2,488

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

832

933

Net periodic benefit cost

$ 3,832

$ 4,375

The Company's share of net periodic benefit cost

$ 2,917

$ 380

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2003

2002

Discount Rate

6.1%

6.75%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2003 and December 31, 2002 were as follows:

Other Benefits

2003

2002

Discount rate

6.75%

7.0%

Rate of compensation increase

4.0%

4.5%

In order to measure the post-retirement benefit obligation for 2003, the Company assumed a 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2004 and assumed to decrease gradually to 5.5% for 2009 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,205

($5,487)

Effect on total of service and interest cost

515

(413)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES

SLUS will continue to file a consolidated federal income tax return with SLOC U.S. Operations Holdings for the year ended December 31, 2003.  Keyport will file a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  (See Note 1 for an explanation of merger).  In 2004 and periods thereafter, the Company will file as part of SLOC U.S. Operations Holding's consolidated return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2003

2002

2001

Federal income tax expense (benefit):

Current

$

(29,240)

$

(80,155)

$

(83,679)

Deferred

56,606

20,706

107,190

Total

$

27,366

$

(59,449)

$

23,511

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2003

2002

2001

Expected federal income tax expense (benefit)

$

44,251

$

(34,994)

$

33,398

Low income housing credit

(6,026)

(6,138)

(6,138)

Non-taxable investment income

-

(1,622)

(195)

Additional tax benefit

(12,118)

(16,700)

(4,200)

Other

1,259

5

646

Federal income tax expense (benefit)

$

27,366

$

(59,449)

$

23,511

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

Restated

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 283,479

$ 88,032

Net operating loss

51,355

46,431

Other

(1,912)

53,755

Total deferred tax assets

332,922

188,218

Deferred tax liabilities:

Deferred policy acquisition costs

(107,075)

(50,880)

Investments, net

(244,744)

(116,831)

Total deferred tax liabilities

(351,819)

(167,711)

Net deferred tax (liability) asset

$ (18,897)

$ 20,507

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $17.1 million in 2003, SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  Additionally, the Company made income tax payments of $10.9 million in 2001.  At December 31, 2003, the Company had $146.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS and Keyport are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2003

2002 - Restated

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2003

 2002
Restated

Balance at January 1

$ 795,648

$ 794,015

Acquisition costs deferred

263,762

288,463

Amortized to expense during the year

(90,608)

(246,973)

Adjustment for unrealized investment gains (losses) during the year

(79,201)

(39,858)

Balance at December 31

$ 889,601

$ 795,648

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2003

2002 - Restated

Balance at January 1

$ 57,692

$ 95,155

Amortized to expense during the year

(7,790)

(4,540)

Adjustment for unrealized investment gains (losses) during the year

(27,511)

(32,923)

Balance at December 31

$ 22,391

$ 57,692

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management Segment instead of the Corporate Segment:

Year ended December 31, 2003

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,766,404

$ 2,973,014

$ 46,535

$ 840,565

$ 43,626,518

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

Year ended December 31, 2001 (Restated)

Total Revenues

$ 765,387

$ 32,345

$ 19,407

$ 78,562

$ 895,701

Total Expenditures

661,257

28,383

15,930

101,637

807,207

Pretax Income (Loss)

104,130

3,962

3,477

(23,075)

88,494

Net Income (Loss)

81,081

3,443

2,641

(12,873)

74,292

Total Assets

$ 39,323,297

$ 1,677,937

$ 37,728

$ 313,801

$ 41,352,763

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company's combined statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

 2002
Restated

 2001
Restated

Statutory surplus and capital

$        1,654,147

$        1,335,391

$ 1,509,987

Statutory net income (loss)

226,136

(286,911)

(284,761)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  On March 19, 2004, the Company's Board of Directors approved $50.0 million of dividends to its parent, SLC (U.S.) Holdings.  The Company did not pay any dividends in 2003 or 2002 and paid $15.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) 10% of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2003, 2002 or 2001

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2003

2002

Unrealized gains (losses) on available-for-sale securities

$ 520,173

$ 468,207

DAC amortization

(132,323)

(53,123)

VOBA amortization

(54,766)

(27,255)

Tax effect

(105,403)

(138,918)

Accumulated Other Comprehensive Income

$ 227,681

$ 248,911

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2003, minimum future lease payments under such leases were as follows:

2004

$ 6,206

2005

5,797

2006

5,695

2007

4,403

2008

1,052

Thereafter

-

Total

$ 23,153

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $23.6 million, $13.8 million and $6.9 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2003, the minimum future lease payments under the two sublease agreements were as follows:

2004

$ 224

2005

224

2006

224

2007

224

2008

56

Thereafter

-

Total

$ 952

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We previously audited and reported on the consolidated statements of income, comprehensive income, stockholder's equity, and cash flows of Sun Life Assurance Company of Canada (U.S.) and subsidiaries for the year ended December 31, 2001, prior to the restatement for the 2003 merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company, which was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations" for transfers of assets among affiliates (the "2003 Merger").  The contribution of Sun Life Assurance Company of Canada (U.S.) to revenues and net income represented $631.3 million and $(12.7) million of the respective restated totals. Separate financial statements of Keyport Life Insurance Company included in the 2001 restated consolidated statements of income, comprehensive income, stockholder's equity, and cash flows were audited and reported on separately by other auditors. We also audited the combination of the accompanying consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for the year ended December 31, 2001, after restatement for the 2003 Merger; in our opinion, such consolidated statements have been properly combined on the basis described in Note 1 of the notes to consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".  As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets".   As discussed in Note 1 to the consolidated financial statements, effective October 1, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51."

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

Independent Auditors' Report

To the Participants in Sun Life of Canada (U.S.) Variable Account D

and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Money Market Sub-Account, MFS Bond Sub-Account, MFS Growth Opportunities Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Massachusetts Investors Trust Sub-Account and MFS Total Return Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the ''Sub-Accounts'') as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.   These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

Sun Life of Canada (U.S.) Variable Account D

Statements of Condition - December 31, 2003

Assets:

Investments in mutual funds:

Shares

Cost

Value

MFS/Sun Life Series Trust:

Capital Appreciation Series (CAS)

1,305,957

$ 34,618,088

22,658,352

Government Securities Series (GSS)

394,072

5,148,341

5,296,332

High Yield Series (HYS)

463,364

3,480,122

3,368,656

Money Market Series (MMS)

2,364,990

2,364,990

2,364,990

MFS Bond Fund (MFB)*

72,331

909,512

947,531

MFS Growth Opportunities Fund (MGO)*

129,676

1,058,471

1,041,302

Massachusetts Investors Growth Stock Fund (MIG)*

268,328

3,764,454

3,037,473

Massachusetts Investors Trust (MIT)*

406,520

6,639,895

6,349,845

MFS Total Return Fund (MTR)*

394,363

5,654,335

5,954,884

$ 63,638,208

51,019,365

Liability:

Payable to sponsor

(12,567)

Net Assets

$ 51,006,798

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve

 Deferred Variable
Annuity Contracts

 for
Variable

Units

Value

Annuities

Total

CAS

560,002

$ 22,582,637

$ 68,438

$ 22,651,075

GSS

197,894

5,291,563

2,504

5,294,067

HYS

117,773

3,366,961

1,961

3,368,922

MMS

134,983

2,363,166

1,945

2,365,111

MFB

30,547

947,531

-

947,531

MGO

32,198

1,041,302

-

1,041,302

MIG

61,764

3,037,473

-

3,037,473

MIT

150,118

6,346,433

-

6,346,433

MTR

134,318

5,954,884

-

5,954,884

Net Assets

$ 50,931,950

$ 74,848

$ 51,006,798

* Investments are made in Class A shares of the Fund

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account D

Statements of Operations - Year Ended December 31, 2003

CAS

GSS

HYS

MMS

MFB

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and expenses:

Dividend income

$

-

$

266,819

$

263,327

$

21,864

$

51,959

Mortality and expense risk charges

(241,868

)

(72,300

)

(36,194

)

(38,471

)

(9,908

)

Net investment income (loss)

$

(241,868

)

$

194,519

$

227,133

$

(16,607

)

$

42,051

Realized and unrealized gains (losses):

Realized gains (losses) on investment transactions:

Net realized gains (losses) on sale of fund shares

$

(8,010,699

)

$

85,254

$

(152,334

)

$

-

$

8,111

Realized gain distribution

-

51,814

-

-

-

Net realized gains (losses)

$

(8,010,699

)

$

137,068

$

(152,334

)

$

-

$

8,111

Net unrealized appreciation (depreciation) on investments:

End of year

$

(11,959,736

)

$

147,991

$

(111,466

)

$

-

$

38,019

Beginning of year

(25,309,477

)

421,051

(596,195

)

-

14,004

Change in unrealized appreciation (depreciation)

$

13,349,741

$

(273,060

)

$

484,729

$

-

$

24,015

Realized and unrealized gains (losses)

$

5,339,042

$

(135,992

)

$

332,395

$

-

$

32,126

Increase (Decrease) in net assets from operations

$

5,097,174

$

58,527

$

559,528

$

( 16,607

)

$

74,177

MGO

MIG

MIT

MTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and expenses:

Dividend income

$

-

$

-

$

41,294

$

178,995

Mortality and expense risk charges

(11,925

)

(36,082

)

(77,962

)

(82,351

)

Net investment income (loss)

$

(11,925

)

$

(36,082

)

$

(36,668

)

$

96,644

Realized and unrealized gains (losses):

Realized gains (losses) on investment transactions:

Net realized gains (losses) on sale of fund shares

$

(177,279

)

$

(725,327

)

$

(1,482,560

)

$

(53,798

)

Realized gain distribution

-

-

-

-

Net realized gains (losses)

$

(177,279

)

$

(725,327

)

$

(1,482,560

)

$

(53,798

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

(17,169

)

$

(726,981

)

$

(290,050

)

$

300,549

Beginning of year

(445,253

)

(2,053,572

)

(3,013,425

)

(603,886

)

Change in unrealized appreciation (depreciation)

$

428,084

$

1,326,591

$

2,723,375

$

904,435

Realized and unrealized gains (losses)

$

250,805

$

601,264

$

1,240,815

$

850,637

Increase (Decrease) in net assets from operations

$

238,880

$

565,182

$

1,204,147

$

947,281

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account D

Statements of Changes in Net Assets

CAS

GSS

HYS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(241,868

)

$

(256,164

)

$

194,519

$

267,601

$

227,133

$

269,973

Net realized gains (losses)

(8,010,699

)

(11,625,339

)

137,068

118,609

(152,334

)

(305,778

)

Net unrealized gains (losses)

13,349,741

354,444

(273,060

)

176,364

484,729

74,959

Increase (Decrease) in net assets

from operations

$

5,097,174

$

(11,527,059

)

$

58,527

$

562,574

$

559,528

$

39,154

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

1,157,743

$

1,444,702

$

300,032

$

272,590

$

167,784

$

205,513

Net transfers between Sub-Accounts

and Fixed Account

501,953

(1,715,268

)

(333,537

)

430,588

158,785

50,822

Withdrawals, surrenders, annuitizations

and contract charges

(3,708,595

)

(5,340,650

)

(1,358,347

)

(2,310,759

)

(318,956

)

(693,608

)

Net accumulation activity

$

(2,048,899

)

$

(5,611,216

)

$

(1,391,852

)

$

(1,607,581

)

$

7,613

$

(437,273

)

Annuitization Activity:

Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

Annuity payments and contract charges

(6,499

)

(7,300

)

(378

)

(374

)

(273

)

(256

)

Adjustments to annuity reserve

(7,792

)

7,661

77

(197

)

87

41

Net annuitization activity

$

(14,291

)

$

361

$

(301

)

$

(571

)

$

(186

)

$

(215

)

Increase (Decrease) in net assets from

contract owner transactions

$

(2,063,190

)

$

(5,610,855

)

$

(1,392,153

)

$

(1,608,152

)

$

7,427

$

(437,488

)

Increase (Decrease) in net assets

$

3,033,984

$

(17,137,914

)

$

(1,333,626

)

$

(1,045,578

)

$

566,955

$

(398,334

)

Net Assets:

Beginning of year

19,617,091

36,755,005

6,627,693

7,673,271

2,801,967

3,200,301

End of year

$

22,651,075

$

19,617,091

$

5,294,067

$

6,627,693

$

3,368,922

$

2,801,967

Unit Transactions:

Units outstanding, beginning of year

617,152

772,543

250,595

315,476

117,247

136,732

Purchased

37,834

44,565

12,091

13,328

6,935

9,380

Transferred between Sub-Accounts and

Fixed Account

7,247

(57,515

)

(13,505

)

14,338

5,913

1,542

Withdrawn, surrendered and annuitized

(102,231

)

(142,441

)

(51,287

)

(92,547

)

(12,322

)

(30,407

)

Units outstanding, end of year

560,002

617,152

197,894

250,595

117,773

117,247

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account D

Statements of Changes in Net Assets - continued

MMS

MFB

MGO

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(16,607

)

$

6,248

$

42,051

$

50,224

$

(11,925

)

$

(19,454

)

Net realized gains (losses)

-

-

8,111

(9,691

)

(177,279

)

(1,149,986

)

Net unrealized gains (losses)

-

-

24,015

25,892

428,084

510,162

Increase (Decrease) in net assets

from operations

$

(16,607

)

$

6,248

$

74,177

$

66,425

$

238,880

$

(659,278

)

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

158,295

$

161,009

$

97,793

$

99,935

$

66,320

$

144,273

Net transfers between Sub-Accounts

and Fixed Account

(916,606

)

1,170,093

69,621

67,689

11,346

(81,975

)

Withdrawals, surrenders, annuitizations

and contract charges

(892,417

)

(1,727,061

)

(165,213

)

(525,939

)

(252,749

)

(1,158,425

)

Net accumulation activity

$

(1,650,728

)

$

(395,959

)

$

2,201

$

(358,315

)

$

(175,083

)

$

(1,096,127

)

Annuitization Activity:

Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

Annuity payments and contract charges

(205

)

(214

)

-

-

-

-

Adjustments to annuity reserve

18

(14

)

-

-

-

-

Net annuitization activity

$

(187

)

$

(228

)

$

-

$

-

$

-

$

-

Increase (Decrease) in net assets from

contract owner transactions

$

(1,650,915

)

$

(396,187

)

$

2,201

$

(358,315

)

$

(175,083

)

$

(1,096,127

)

Increase (Decrease) in net assets

$

(1,667,522

)

$

(389,939

)

$

76,378

$

(291,890

)

$

63,797

$

(1,755,405

)

Net Assets:

Beginning of year

4,032,633

4,422,572

871,153

1,163,043

977,505

2,732,910

End of year

$

2,365,111

$

4,032,633

$

947,531

$

871,153

$

1,041,302

$

977,505

Unit Transactions:

Units outstanding, beginning of year

231,031

254,793

30,404

45,959

38,498

80,442

Purchased

9,392

13,005

3,586

4,254

2,417

5,427

Transferred between Sub-Accounts and

Fixed Account

(54,072

)

60,578

2,611

2,467

200

(3,520

)

Withdrawn, surrendered and annuitized

(51,368

)

(97,345

)

(6,054

)

(22,276

)

(8,917

)

(43,851

)

Units outstanding, end of year

134,983

231,031

30,547

30,404

32,198

38,498

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account D

Statements of Changes in Net Assets - continued

MIG

MIT

MTR

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(36,082

)

$

(56,567

)

$

(36,668

)

$

(84,058

)

$

96,644

$

178,707

Net realized gains (losses)

(725,327

)

(2,295,289

)

(1,482,560

)

(2,406,944

)

(53,798

)

(549,524

)

Net unrealized gains (losses)

1,326,591

)

632,064

2,723,375

(219,903

)

904,435

(355,520

)

Increase (Decrease) in net assets

from operations

$

565,182

$

(1,719,792

)

$

1,204,147

$

(2,710,905

)

$

947,281

$

(726,337

)

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$

253,546

$

312,657

$

481,637

$

641,665

$

301,908

$

508,605

Net transfers between Sub-Accounts

and Fixed Account

(95,322

)

(258,353

)

(75,581

)

(547,340

)

61,014

(341,414

)

Withdrawals, surrenders, annuitizations

and contract charges

(613,454

)

(3,465,237

)

(2,144,722

)

(7,867,934

)

(2,409,909

)

(6,127,056

)

Net accumulation activity

$

(455,230

)

$

(3,410,933

)

$

(1,738,666

)

$

(7,773,609

)

$

(2,046,987

)

$

(5,959,865

)

Annuitization Activity:

Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

Annuity payments and contract charges

-

-

(13,108

)

(20,050

)

-

-

Adjustments to annuity reserve

-

-

(1,371

)

1,502

-

-

Net annuitization activity

$

-

$

-

$

(14,479

)

$

(18,548

)

$

-

$

-

Increase (Decrease) in net assets from

contract owner transactions

$

(455,230

)

$

(3,410,933

)

$

(1,753,145

)

$

(7,792,157

)

$

(2,046,987

)

$

(5,959,865

)

Increase (Decrease) in net assets

$

109,952

$

(5,130,725

)

$

(548,998

)

$

(10,503,062

)

$

(1,099,706

)

$

(6,686,202

)

Net Assets:

Beginning of year

2,927,521

8,058,246

6,895,431

17,398,493

7,054,590

13,740,792

End of year

$

3,037,473

$

2,927,521

$

6,346,433

$

6,895,431

$

5,954,884

$

7,054,590

Unit Transactions:

Units outstanding, beginning of year

72,555

162,135

196,918

394,215

184,098

344,577

Purchased

5,872

7,542

13,443

17,250

7,975

13,321

Transferred between Sub-Accounts and

Fixed Account

(2,602

)

(6,814

)

(3,783

)

(15,145

)

866

(10,054

)

Withdrawn, surrendered and annuitized

(14,061

)

(90,308

)

(56,460

)

(199,402

)

(58,621

)

(163,746

)

Units outstanding, end of year

61,764

72,555

150,118

196,918

134,318

184,098

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account D

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

Under applicable insurance law, the assets and liabilities of Separate Account D are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of Separate Account D's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code.

Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

Sun Life of Canada (U.S.) Variable Account D

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

Level

Purchase Payments

 Mortality
and Expense
Risk Charge

1

up to $250,000

1.30%

2

$250,000 to $1,499,999

1.25%

3

$1,500,000 to $4,999,999

1.10%

4

$5,000,000 and over

0.95%

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the contract owner's account to cover administrative expenses relating to the contract. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all contract owners' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

Variable Account D is advised by MFS and is charged a management fee at an effective annual rate ranging from .57% to .94% of the Fund's net assets.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

For the year ended December 31, 2003, the Sponsor received the following amount related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

MFS/Sun Life Series Trust:

Capital Appreciation Series

$ 17,809

$ 11,985

Government Securities Series

5,691

6,167

High Yield Series

3,155

1,710

Money Market Series

3,274

2,815

MFS Bond Fund

693

1,212

MFS Growth Opportunities Fund

1,003

2,509

Massachusetts Investors Growth Stock Fund

2,698

7,242

Massachusetts Investors Trust

4,315

11,239

MFS Total Return Fund

4,067

11,539

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

Sun Life of Canada (U.S.) Variable Account D

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

Purchases

Sales

MFS/Sun Life Series Trust:

Capital Appreciation Series

$ 2,076,489

$ 4,373,756

Government Securities Series

761,858

1,907,752

High Yield Series

702,056

467,585

Money Market Series

592,670

2,260,207

MFS Bond Fund*

248,799

204,547

MFS Growth Opportunities Fund*

102,629

289,637

Massachusetts Investors Growth Stock Fund*

267,964

759,279

Massachusetts Investors Trust*

1,632,928

3,421,370

MFS Total Return Fund*

544,930

2,495,274

* Investments are made in Class A shares of the Fund.

Sun Life of Canada (U.S.) Variable Account D

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2003, 2002 and 2001 is as follows:

At December 31

For year ended December 31

Unit Fair Value

 Investment
Income

Expense Ratio

Total Return

Units

Lowest to Highest

Net Assets

Ratio*

Lowest to Highest**

Lowest to Highest***

CAS

December 31, 2003

560,002

$

39.5154

to

$

42.4270

$

22,651,075

0.00

%

0.95

%

to

1.30

%

27.12

%

to

27.50

%

December 31, 2002

617,152

31.0846

to

33.3256

19,617,091

0.18

1.00

to

1.25

(33.22)

to

(33.02)

December 31, 2001

772,543

46.5495

to

49.8313

36,755,005

0.35

0.95

to

1.30

(26.24)

to

(26.02)

GSS

December 31, 2003

197,894

26.2926

to

26.8879

5,294,067

4.32

0.95

to

1.30

0.89

to

1.19

December 31, 2002

250,595

25.9839

to

26.6512

6,627,693

5.04

1.00

to

1.25

8.45

to

8.77

December 31, 2001

315,476

23.8890

to

24.5752

7,673,271

5.84

0.95

to

1.30

6.12

to

6.43

HYS

December 31, 2003

117,773

27.0068

to

29.1005

3,368,922

8.67

0.95

to

1.30

19.94

to

20.30

December 31, 2002

117,247

22.4498

to

24.2621

2,801,967

10.09

1.00

to

1.25

1.43

to

1.73

December 31, 2001

136,732

22.0672

to

23.9194

3,200,301

9.80

0.95

to

1.30

0.49

to

0.79

MMS

December 31, 2003

134,983

16.8477

to

18.1085

2,365,111

0.64

0.95

to

1.30

(0.61)

to

(0.32)

December 31, 2002

231,031

16.9013

to

18.2201

4,032,633

1.26

1.00

to

1.25

0.02

to

0.32

December 31, 2001

254,793

16.8472

to

18.2157

4,422,572

3.80

0.95

to

1.30

2.49

to

2.80

MFB

December 31, 2003

30,547

23.8859

to

28.6231

947,531

6.08

0.95

to

1.30

8.14

to

8.46

December 31, 2002

30,404

22.0234

to

26.4305

871,153

6.69

1.00

to

1.25

7.32

to

7.64

December 31, 2001

45,959

20.4596

to

24.5902

1,163,043

7.38

0.95

to

1.30

6.51

to

6.83

MGO

December 31, 2003

32,198

22.7651

to

33.8259

1,041,302

0.00

0.95

to

1.30

27.10

to

27.48

December 31, 2002

38,498

17.8582

to

26.5744

977,505

0.00

1.00

to

1.25

(30.54)

to

(30.33)

December 31, 2001

80,442

25.6342

to

38.2025

2,732,910

0.05

0.95

to

1.30

(25.56)

to

(25.33)

MIG

December 31, 2003

61,764

28.1451

to

54.0932

3,037,473

0.00

0.95

to

1.30

21.13

to

21.49

December 31, 2002

72,555

23.1664

to

44.5906

2,927,521

0.00

1.00

to

1.25

(29.33)

to

(29.12)

December 31, 2001

162,135

32.6817

to

62.9994

8,058,246

0.00

0.95

to

1.30

(25.68)

to

(25.46)

MIT

December 31, 2003

150,118

32.5541

to

43.6261

6,346,433

0.63

0.95

to

1.30

20.63

to

20.99

December 31, 2002

196,918

26.9064

to

36.1112

6,895,431

0.38

1.00

to

1.25

(22.94)

to

(22.71)

December 31, 2001

394,215

34.8122

to

46.7911

17,398,493

0.26

0.95

to

1.30

(17.30)

to

(17.05)

MTR

December 31, 2003

134,318

32.7486

to

46.1883

5,954,884

2.64

0.95

to

1.30

15.42

to

15.76

December 31, 2002

184,098

28.2893

to

40.0175

7,054,590

2.96

1.00

to

1.25

(6.75)

to

(6.48)

December 31, 2001

344,577

30.2486

to

42.9160

13,740,792

3.16

0.95

to

1.30

(1.81)

to

(1.52)

Sun Life of Canada (U.S.) Variable Account D

Notes to Financial Statements - continued

(6) Financial Highlights - continued

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the reporting period.